SM&R INVESTMENTS, INC.

SM&R Alger Aggressive Growth Fund
SM&R Alger Growth Fund
SM&R Alger Small-Cap Fund

2450 South Shore Boulevard, Suite 400
League City, Texas 77573

October 29, 2007

Dear Shareholder:

          As a shareholder of SM&R Alger Aggressive Growth Fund, SM&R Alger Growth Fund or SM&R Alger Small-Cap Fund (each, a "SM&R Fund" and collectively, the "SM&R Funds"), each a series of SM&R Investments, Inc. (the "Company"), you are being asked to vote on an Agreement and Plan of Reorganization to allow your SM&R Fund to transfer all of its assets in a tax-free reorganization to Alger Capital Appreciation Fund, Alger LargeCap Growth Fund or Alger SmallCap Growth Fund (each an "Acquiring Fund" and collectively, the "Acquiring Funds"), respectively, in exchange for Class A shares of the relevant Acquiring Fund and the assumption by that Acquiring Fund of the SM&R Fund's stated liabilities. Each Acquiring Fund is a series of The Alger Funds. If an Agreement and Plan of Reorganization is approved and consummated for your SM&R Fund, you would no longer be a shareholder of that SM&R Fund, but would become a shareholder of the relevant Acquiring Fund.

          The Board of Directors (the "Board") of the Company determined that action should be taken because of the small asset size of your SM&R Fund. After reviewing the prospects for growth in asset size, the Board determined that the best course of action was to merge your SM&R Fund into the relevant Acquiring Fund, as both funds have substantially similar investment objectives, investment strategies and management policies. Furthermore, the Acquiring Funds enjoy economies of scale sufficient to provide shareholders with an investment option with competitive fees and expenses.

          We are disappointed that your SM&R Fund has not grown sufficiently in size to allow it to continue to be a competitive long-term investment vehicle, but we believe that shareholders will be well served by the proposed reorganizations. If approved, these reorganizations will allow you to keep your investment with a substantially similar fund.

          Under the terms of the proposed reorganizations you will not pay any costs associated with effecting the changes for your SM&R Fund. All costs associated with the reorganizations will be shared equally between Securities Management and Research, Inc. and Fred Alger Management, Inc. Each reorganization is designed to avoid any tax consequences to you.

          After careful review, your Board of Directors unanimously approved each proposed reorganization. The proposals set forth in the notice of meeting for SM&R Funds are important. The Board recommends that you read the enclosed materials carefully and then vote FOR the relevant proposal(s). Please provide voting instructions for the proposal by completing, dating and signing your voting instruction form, and mailing it to us today.

          Thank you for your prompt attention to this matter. We appreciate your continued support.

Sincerely, Michael W. McCroskey President

SM&R INVESTMENTS, INC.

SM&R Alger Aggressive Growth Fund
SM&R Alger Growth Fund
SM&R Alger Small-Cap Fund

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

          While we encourage you to read the full text of the enclosed combined Proxy Statement/Prospectus, here is a brief overview of the proposal(s), which will require your vote.

Q.	Why is a special meeting of shareholders being held?

A.

The Board of Directors (the "Board") of SM&R Investments, Inc. has called a special meeting of the shareholders of SM&R Alger Aggressive Growth Fund, SM&R Alger Growth Fund and SM&R Alger Small-Cap Fund (each, a "SM&R Fund" and collectively, the "SM&R Funds") at which you will be asked to vote on a reorganization (the "Reorganization") of your SM&R Fund into Alger Capital Appreciation Fund, Alger LargeCap Growth Fund or Alger SmallCap Growth Fund (each an "Acquiring Fund" and collectively, the "Acquiring Funds"), each a series of The Alger Funds. Securities Management and Research, Inc. ("SM&R"), the investment adviser of the SM&R Funds, has recommended each Reorganization based upon its determination that the SM&R Funds may not continue to be competitive long-term investment options for current and potential investors. Although SM&R has subsidized each SM&R Fund's expenses since inception, the SM&R Funds have yet to reach critical asset size. As a result, SM&R recommended the reorganizations of the SM&R Funds with the relevant Acquiring Fund.

Q.	What will happen to my SM&R Fund investment if the Reorganization is approved?

A.	If shareholders of your SM&R Fund approve the Reorganization, you would become a shareholder of the corresponding Acquiring Fund set forth in the chart below:

SM&R Fund SM&R Alger Aggressive Growth Fund SM&R Alger Growth Fund SM&R Alger Small-Cap Fund	Acquiring Fund Alger Capital Appreciation Fund Alger LargeCap Growth Fund Alger SmallCap Growth Fund

You will become a shareholder of the relevant Acquiring Fund on or about December 7, 2007 (the "Closing Date"), and will no longer be a shareholder of your SM&R Fund. The SM&R Fund will then cease operations. You will receive Class A shares of the relevant Acquiring Fund in exchange for Class A or Class B shares of your SM&R Fund with a value equal to the value of your investment in the SM&R Fund as of the Closing Date.

Following the Reorganization, your assets will be managed in accordance with the investment objective, policies and strategies of the relevant Acquiring Fund, and your SM&R Fund will be terminated. Please refer to the combined Proxy Statement/Prospectus for a detailed explanation of the proposed reorganizations and for a more complete description of Acquiring Funds.

Q.	Why did the Board approve the Reorganizations?

A.

The Board unanimously approved each Reorganization for a number of reasons. Based upon each SM&R Fund's small size and its expected sales growth, the SM&R Funds are not expected to reach a size that will provide a reasonable expense ratio without continued subsidies from SM&R. As a result, the Board concluded that the SM&R Funds may not be competitive investment vehicles on a long-term basis. The Board, in considering the various options available to the SM&R Funds, concluded that a reorganization into the compatible Acquiring Fund was in the best interests of each SM&R Fund and its shareholders.

The Board recommends that you vote FOR the Reorganization(s).

Q.	What are the advantages of the Reorganizations for shareholders of the SM&R Funds?

A.

Merging your SM&R Fund with and into the relevant Acquiring Fund will benefit shareholders by allowing them to continue their investment in a fund with a substantially similar investment program and portfolio of securities. In addition, SM&R may no longer continue to subsidize your SM&R Fund's expenses if the Reorganization is not approved by shareholders. Each Reorganization will allow shareholders to continue their investment in a fund with lower expenses than would be the case if SM&R does not continue to subsidize the SM&R Funds' expenses.

Q.	How do the investment objectives and policies of my SM&R Fund and the relevant Acquiring Fund compare?

A.

Your SM&R Fund and the relevant Acquiring Fund have substantially similar investment objectives and policies. Fred Alger Management, Inc. ("Alger Management") serves as the investment adviser to the Acquiring Funds and the sub-investment adviser to SM&R Funds, using the same investment style as the relevant Acquiring Fund, and the primary portfolio managers are the same for each Fund.

Q.	Will I enjoy the same privileges as a shareholder of the Acquiring Fund(s) that I currently have as a shareholder of the SM&R Fund(s)?

If shareholders of your SM&R Fund approve the Reorganization, you will receive Class A shares of the Acquiring Fund in exchange for your Class A or Class B shares of your SM&R Fund. Class A shares of the Acquiring Funds have similar, but different and additional shareholder privileges than Class A and B shares of the SM&R Funds. For additional information regarding the Acquiring Funds' shareholder privileges, please refer to the enclosed combined Prospectus/Proxy Statement.

Q.	Will the Reorganizations result in a higher investment advisory fee for me?

A.

No. You will pay a lower aggregate investment advisory and administration fee to Alger Management as a shareholder of the relevant Acquiring Fund than you currently pay as a shareholder of your SM&R Fund. Alger Capital Appreciation Fund pays an advisory and administration fee of 0.85% of the Fund's average daily net assets, while SM&R Alger Aggressive Growth Fund is charged a management fee of 1.35% of the Fund's average daily net assets. Alger LargeCap Growth Fund pays an advisory and administration fee of 0.75% of the Fund's average daily net assets, while SM&R Alger Growth Fund is charged a management fee of 0.85% of the Fund's average daily net assets. Alger SmallCap Growth Fund pays an advisory and administration fee of 0.85% of the Fund's average daily net assets, while SM&R Alger Small-Cap Fund is charged a management fee of 1.00% of the Fund's average daily net assets.

Q.	Will the SM&R Funds have to pay any fees or expenses in connection with the Reorganizations?

A.	No. All expenses associated with the Reorganizations will be paid directly or indirectly by SM&R or Alger Management.

Q.	Will I be charged a sales charge, redemption fee or contingent deferred sales charge ("CDSC") at the time of the Reorganization?

A.

No. No sales charge, redemption fee or CDSC will be imposed at the time of the Reorganizations. Following the Reorganization, any purchases or sales of your Class A shares of the Acquiring Funds will be subject to the sales charges and CDSC's imposed by the Class A shares of the Acquiring Funds, as well as the Acquiring Fund's 2.00% redemption fee.

Q.	Will a Reorganization create a taxable event for me?

A.

No. The Reorganizations will not be taxable events for federal income tax purposes. Shareholders will not recognize any capital gain or loss as a direct result of a Reorganization. A shareholder's tax basis in a SM&R Fund's shares will carry over to the shareholder's Acquiring Fund shares. Each SM&R Fund will distribute any significant undistributed net investment income and net realized capital gains prior to its Reorganization, which distributions would be taxable to shareholders.

Q.	How do I vote?

A.	You can provide voting instructions for your shares of your SM&R Fund(s) by mail using the enclosed voting instruction form or in person at the special meeting.

Q.	If I own shares in more than one Fund, must I return a proxy card for each Fund?

A.	Yes. It is essential that you complete, date, sign and return each proxy card you receive in order to cast your vote for each Fund's Reorganization.

Q.	What happens if shareholders of one SM&R Fund approve its Reorganization, while shareholders of the other SM&R Funds do not?

A.

None of the proposed Reorganizations are contingent upon the approval of the other Reorganizations. Thus, if shareholders of your SM&R Fund approve its Reorganization, your SM&R Fund will be reorganized into the relevant Acquiring Fund even if shareholders of the other SM&R Funds do not approve their proposed Reorganizations.

Q.	What happens if a Reorganization is not approved?

A.

If shareholders of your SM&R Fund do not approve its Reorganization, the Reorganization will not take effect and the Board will take such action as it deems to be in the best interests of your SM&R Fund and its shareholders.

SM&R INVESTMENTS, INC.

SM&R Alger Aggressive Growth Fund
SM&R Alger Growth Fund
SM&R Alger Small-Cap Fund

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON NOVEMBER 26, 2007

          Notice is hereby given that a joint Special Meeting of Shareholders of each of the above-referenced funds (each, a "Fund" and collectively, the "Funds"), each a series of SM&R Investments, Inc. (the "Company"), will be held at 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, on Monday, November 26, 2007, at 9:00 a.m., Central time, for the following purposes:

1.

To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund, in exchange for the corresponding Acquiring Fund's Class A shares, listed opposite its name in the following chart, having an aggregate net asset value equal to the value of the Fund's assets and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization").

Fund SM&R Alger Aggressive Growth Fund SM&R Alger Growth Fund SM&R Alger Small-Cap Fund	Acquiring Fund Alger Capital Appreciation Fund Alger LargeCap Growth Fund Alger SmallCap Growth Fund

Class A shares of the Acquiring Fund received by the Fund in the Reorganization will be distributed by the Fund to its Class A and Class B shareholders in liquidation of the Fund, after which the Fund will cease operations; and

2.	To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

          Shareholders of record of the Funds as of the close of business on October 5, 2007 are entitled to notice of, and to vote at, this meeting, or any adjournment of this meeting.

          Voting instructions executed by you may be revoked at any time prior to the meeting by (i) written notice of a proxy card revocation to the Secretary of the Company at the address above; (ii) the subsequent execution and return of another proxy card; (iii) use of any electronic, telephonic or other alternative means authorized by the Board of Directors of the Company for authorizing the proxy to act; or (iv) being present and voting in person at the meeting and giving oral notice of revocation to the Chairman of the meeting.

          Your vote is important regardless of the size of your holdings in the Fund(s). Whether or not you expect to be present at the meeting, please complete and sign the enclosed proxy card and return it promptly in the enclosed envelope, which needs no postage if mailed in the United States. Please read the enclosed combined Proxy Statement/Prospectus carefully before you vote.

By Order of the Board of Directors Michael W. McCroskey President SM&R Investments, Inc. October 29, 2007

Transfer of the Assets of

SM&R INVESTMENTS, INC.

SM&R Alger Aggressive Growth Fund
SM&R Alger Growth Fund
SM&R Alger Small-Cap Fund

(collectively, the "Funds")

To And In Exchange For Class A Shares Of

THE ALGER FUNDS

Alger Capital Appreciation Fund
Alger LargeCap Growth Fund
Alger SmallCap Growth Fund

(collectively, the "Acquiring Funds")

_________________

COMBINED PROSPECTUS/PROXY STATEMENT

OCTOBER 29, 2007

_________________

Special Meeting of Shareholders

To Be Held on Monday, November 26, 2007

          This combined Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Directors (the "Board") of SM&R Investments, Inc. (the "Company") for the purpose of the joint Special Meeting of Shareholders (the "Meeting") of the Funds, to be held on Monday, November 26, 2007, at 9:00 a.m. Central time, at 2450 South Shore Boulevard, Suite 400, League City, Texas 77573. At the Meeting, shareholders of each Fund will be asked to consider and approve a proposed reorganization, as described in an Agreement and Plan of Reorganization, a form of which is attached hereto as Appendix A (the "Reorganization Plan"), that will result in the transfer of all assets and stated liabilities of the Fund to the corresponding Acquiring Fund set forth in the chart below, each a series of The Alger Funds (the "Trust"), in return for Class A shares of the Acquiring Fund (each, a "Reorganization"). The Funds will then be terminated as series of the Company as soon as reasonably practicable thereafter.

Fund SM&R Alger Aggressive Growth Fund SM&R Alger Growth Fund SM&R Alger Small-Cap Fund	Acquiring Fund Alger Capital Appreciation Fund Alger LargeCap Growth Fund Alger SmallCap Growth Fund

          This combined Proxy Statement/Prospectus sets forth concisely the information that a shareholder of a Fund should know before voting on the Reorganization, and should be retained for future reference. Certain additional relevant documents discussed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information ("SAI") dated October 29, 2007, relating to this combined Proxy Statement/Prospectus and the Reorganizations, including certain financial information about the Funds, has been filed with the SEC and is incorporated by reference into this combined Proxy Statement/Prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated in this combined Prospectus/Proxy Statement by reference, and other information regarding the Funds and Acquiring Funds. A copy of such SAI is available upon request and without charge by writing to the Company, P.O. Box 58969, Houston, Texas 77258-8969, or by calling toll-free 1-800-231-4639.

          THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

          Each Reorganization Plan provides that the relevant Fund will transfer all assets and stated liabilities to the corresponding Acquiring Fund in exchange for Class A shares of the Acquiring Fund, in an amount equal in value to the aggregate net assets of the Fund. These transfers are expected to occur after the close of business on or about December 7, 2007 (the "Closing Date"), based on the value of the Fund's and Acquiring Fund's assets as of the close of the regular trading session on the New York Stock Exchange (the "NYSE") (normally, 4:00 p.m. Eastern time) on the Closing Date (the "Effective Time").

          For each Reorganization, as soon as practicable after the transfer of the relevant Fund's assets and stated liabilities, the Fund will make a liquidating distribution to its Class A and Class B shareholders of the Class A shares of the Acquiring Fund received, so that Class A and Class B shareholders of the Fund at the Effective Time of the Reorganization will receive a number of Class A shares of the Acquiring Fund with the same aggregate value as the shareholder had in the Fund at the Effective Time. On the Closing Date, shareholders of the Fund will become shareholders of the Acquiring Fund. The Fund will then be terminated as a series of the Company as soon as reasonably practicable thereafter.

          The Company and the Trust each are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Securities Management and Research, Inc. ("SM&R") is the investment adviser of the Funds. Fred Alger Management, Inc. ("Alger Management") is the subadviser to the Funds and the investment adviser to the Acquiring Funds. SM&R also serves as each Fund's distributor, custodian and transfer agent. Fred Alger & Company, Incorporated is the distributor of the Acquiring Funds. State Street Bank and Trust Company, and its affiliate, Boston Financial Data Services, Inc. serve as the Acquiring Funds' custodian and transfer agent, respectively.

          For a more detailed discussion of the investment objective, policies and risks of each Fund, see the combined Prospectus for the Funds, which includes each Fund's financial highlights, and the SAI dated December 31, 2006, as amended and/or supplemented, which have been filed with the SEC and are incorporated by reference into this combined Proxy Statement/Prospectus insofar as they relate to the Funds. No other parts of the Prospectus or SAI other than those that relate to the Funds are incorporated herein. Copies of the Funds' combined Prospectus and SAI, as well as the Company's Semi-Annual Report for the fiscal period ended February 28, 2007 and the Annual Report for the fiscal year ended August 31, 2007, are available upon request and without charge by writing to SM&R, P.O. Box 58969, Houston, Texas 77258-8969, or by calling toll-free 1-800-231-4639.

          For a more detailed discussion of the investment objective, policies and risks of each Acquiring Fund, see the combined Prospectus for the Acquiring Funds, which includes each Fund's financial highlights, and the SAI dated March 1, 2007, as amended and/or supplemented, which accompanies this combined Proxy Statement/Prospectus and are incorporated by reference into this combined Proxy Statement/Prospectus insofar as they relate to the Acquiring Funds. Copies of the Acquiring Funds' combined Prospectus and SAI, as well as the Trust's Annual Report for the fiscal year ended October 31, 2006 and the Semi-Annual Report for the fiscal period ended April 30, 2007, are available upon request and without charge by writing to the Acquiring Funds c/o Boston Financial Data Services, Inc., Attn: The Alger Funds, P.O. Box 8480, Boston, Massachusetts 02266-8480, or by calling toll-free 1-800-992-3863.

          Shareholders are entitled to one vote for each Fund share held and fractional votes for each fractional Fund share held. Class A and Class B shareholders will vote together on the proposal. Fund shares represented by executed and unrevoked proxies will be voted in accordance with the specifications made thereon. If the enclosed proxy card is executed and returned, it nevertheless may be revoked by giving another proxy before the Meeting. Also, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. If you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Shareholders can vote only on matters affecting the Fund(s) in which they hold shares. If a proposal is approved by shareholders of one Fund and not approved by shareholders of the other Funds, the proposal will be implemented only for the Fund that approved the proposal. Therefore it is essential that shareholders who own shares in more than one Fund complete, date, sign and return each proxy card they receive.

          As of October 5, 2007, the following numbers of Fund shares were issued and outstanding:

Fund SM&R Alger Aggressive Growth Fund SM&R Alger Growth Fund SM&R Alger Small-Cap Fund	Class A Shares 231,102.816 212,348.084 305,581.378	Class B Shares 104,161.135 112,061.696 88,479.024

          Proxy materials will be mailed to shareholders of record on or about October 29, 2007.

TABLE OF CONTENTS

Summary
Comparison of the Funds and the Acquiring Funds
Comparison of Fees and Expenses
Past performance of the Funds and the Acquiring Funds
Management of the Funds and the Acquiring Funds
Comparison of Shareholder Servicing and Distribution Arrangements
Information Relating to the Reorganizations
Capitalization of the Funds and the Acquiring Funds
Shareholder Rights
Board Considerations
Additional Information About the Funds and Acquiring Funds
Voting Matters
Financial Statements and Experts
Other Business
Shareholder Proposals
Notice to Banks, Broker/Dealers and Voting Trustees and Their Nominees
Appendix A Form of Agreement and Plan of Reorganization
Appendix B Board of Trustees of the Trust
Appendix C Legal Proceedings
Appendix D Shareholder Information	1 2 5 9 13 15 18 20 21 24 25 25 26 27 27 27 A-1 B-1 C-1 D-1

SUMMARY

          This Summary is designed to allow you to compare the current fees, investment objective, policies and restrictions, and purchase, redemption and transfer procedures of each Fund with those of the corresponding Acquiring Fund. Shareholders should read this entire combined Proxy Statement/Prospectus carefully. For more complete information, please read the Prospectus for your Fund and the corresponding Acquiring Fund. This Summary is qualified by reference to the more complete information contained elsewhere in this combined Prospectus/Proxy Statement, the Acquiring Funds' Prospectus, the Funds' Prospectus and the form of Reorganization Plan, which is attached to this combined Prospectus/Proxy Statement as Appendix A.

Proposed Reorganizations

          Pursuant to the form of Reorganization Plan, each Fund will transfer all assets and stated liabilities to the corresponding Acquiring Fund in exchange for Class A shares of the Acquiring Fund. The Fund will distribute the Acquiring Fund's Class A shares that it receives to its Class A and Class B shareholders in liquidation of the Fund. The Fund will then be terminated as a series of the Company as soon as practicable thereafter. As a result of the Reorganization, shareholders of the Fund will become shareholders of the Acquiring Fund.

          The Board of Directors of the Company, including the Directors who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") ("Independent Directors"), considered the proposed Reorganizations at a meeting held on August 23, 2007. After a thorough review of all aspects of the Reorganizations and for the reasons set forth below (see "Board Considerations"), the Board has determined that each Reorganization would be in the best interests of the relevant Fund and its existing shareholders, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. THE BOARD OF DIRECTORS OF THE COMPANY UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF EACH REORGANIZATION.

          Material Federal Income Tax Consequences of the Reorganizations. Each Reorganization has been structured as a tax-free reorganization for U.S. federal income tax purposes. As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Fund, the Fund's shareholders, or the Acquiring Fund as a result of the Reorganization. Tax attributes of the Fund will carry over to the Acquiring Fund; however, the ability of the Acquiring Fund to utilize the Fund's capital loss carryforwards, if any, will be subject to limitations. See "Information Relating to the Reorganizations—Federal Income Tax Consequences."

           Distributions. Before each Reorganization, the relevant Fund expects to distribute ordinary income and capital gains, earned as of the date of the Reorganization, if any, to its shareholders.

          Special Considerations and Risk Factors. The investment objectives and investment policies of each Fund and its corresponding Acquiring Fund are substantially similar. Therefore, an investment in an Acquiring Fund involves investment risks that are substantially similar to those of the relevant Fund. For a more complete discussion of the risks associated with the Funds and Acquiring Fund, see "Main Risks" below.

COMPARISON OF THE FUNDS AND THE ACQUIRING FUNDS

          The following discussion is primarily a summary of certain parts of the Funds' Prospectus and the Acquiring Funds' Prospectus. Information contained in this combined Prospectus/Proxy Statement is qualified by the more complete information set forth in such Prospectuses, which are incorporated herein by reference.

Overview—All Funds and Acquiring Funds

Investment Objectives, Investments Strategies and Management Policies of the Funds and Acquiring Funds

           Each Fund and the corresponding Acquiring Fund have identical investment objectives. Each Acquiring Fund, like each Fund, seeks long-term capital appreciation. The investment goal, primary approach and related risks of a Fund and the corresponding Acquiring Fund are identical and are discussed in greater detail below. Each Acquiring Fund's investment objective is a non-fundamental policy and may be changed by its Board of Trustees without shareholder approval. Unlike the Acquiring Funds, each Fund's investment objective is a fundamental policy and, as such, may not be changed by its Board of Directors without the approval of a "majority of outstanding voting shares" (as such term defined in the 1940 Act) of the Fund.

           Goal/Approach. Each of the Funds and Acquiring Funds invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The funds invest primarily in "growth" stocks. A company's market capitalization will generally dictate in which fund(s) the securities will be placed. The market capitalization of a company is its price per share multiplied by the number of its outstanding shares. Alger Management, each fund's investment adviser or sub-investment adviser, believes that these companies tend to fall into one of two categories:

•	Unit Volume Growth. Vital, creative companies which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

•	Positive Life Cycle Change. Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

           Temporary Defensive and Interim Investments. When market conditions are unstable, or Alger Management believes it is otherwise appropriate to reduce holdings in stocks, each Fund and Acquiring Fund can invest in the following debt securities for defensive purposes: (i) high-quality, short-term money market instruments, including those issued by the U.S. Treasury or other government agencies; (ii) commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies); (iii) short-term debt obligations of corporate issuers, certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations; and (iv) repurchase agreements. The funds can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities.

           Derivative Transactions. Each Fund and Acquiring Fund may purchase put and call options and sell (write) covered put and call options on securities and securities indexes to increase gain or to hedge against the risk of unfavorable price movements. A fund may write covered call options on common stocks that it owns or has an immediate right to acquire through conversion or exchange of other securities in an amount not to exceed 25% of total assets. A fund may only buy or sell options that are listed on a national securities exchange.

           Foreign Securities. Each Fund and Acquiring Fund may invest up to 20% of the value of its total assets in foreign securities (not including American Depositary Receipts, American Depositary Shares or U.S. dollar-denominated securities of foreign issuers).

          Illiquid and Restricted Securities. Each Fund and Acquiring Fund also may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"). No fund will invest more than 15% of its net assets in "illiquid" securities, which include restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Directors of the Company or the Board of Trustees of the Trust, as applicable, to be liquid are not subject to this limitation.

          Securities Lending. Each Fund and Acquiring Fund may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by a fund, if and when made, may not exceed 33 1/3% of the fund's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The funds will not lend securities to Alger Management or its affiliates.

           Diversification. Each Fund and Acquiring Fund is diversified, which means that with respect to 75% of the fund's total assets, it will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of a single issuer (excluding U.S. Government securities).

          For more information on a Fund's management policies, see "Fund Summary" in the Fund's Prospectus and "Investment Objectives and Policies—Investment Techniques Available to One or More of the Equity Funds" in the Fund's SAI. For more information on an Acquiring Fund's management policies, see "Risk/Return Summary: Investments, Risks & Performance—Investments" in the Acquiring Funds' Prospectus and "Investment Strategies and Policies" in the Acquiring Funds' SAI.

          Main Risks. Because each Fund and the corresponding Acquiring Fund has the same investment objective and identical investment management policies, the principal risks associated with an investment in each Fund and the corresponding Acquiring Fund are identical. As with any fund that invests in stocks, your investment may fluctuate in value and the possible loss of your investment is a risk of investing. A fund's price per share will fluctuate due to changes in the market prices of its investments. An investment in a fund may not grow as fast as the rate of inflation. Additionally, stocks tend to be more volatile than some other investments you could make, such as bonds. As a result, the value of your investment in the Acquiring Fund, as in the Fund, will fluctuate, which means you could lose money.

          Growth stock risk. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on each fund's investment style and objective, an investment in such fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

          Short-term trading risk. Trading in growth stocks may be relatively short-term, meaning a fund may buy a security and sell it a short time later if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses and thereby may adversely affect fund performance. In addition, a high level of short-term trading may increase a fund's realized gains, thereby increasing the amount that must be distributed to shareholders at the end of the year.

          Derivatives risk. Each Fund and Acquiring Fund may purchase put and call options and sell (write) covered put and call options on securities and securities indexes to increase gain or to hedge against the risk of unfavorable price movements. If Alger Management incorrectly predicts the price movement of a security or market, an option held by a fund may expire unexercised and the fund will lose the premium it paid for the option, or the fund as the writer of an option may be required to purchase or sell the optioned security at a disadvantageous price or settle an index option at a loss. Also, an imperfect correlation between a hedge and the securities hedged may render the hedge partially ineffective.

          Use of options on securities indexes also entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. A fund will not purchase these options unless Alger Management is satisfied with the development, depth and liquidity of the market and Alger Management believes the options can be closed out.

          Foreign securities risk. Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealing between nations. There may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Dividends paid by foreign issuers also may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Fund by domestic corporations.

          Illiquid and restricted securities risk. Each Fund and Acquiring Fund also may invest in restricted securities; i.e., securities which are subject to legal or contractual restrictions on their resale. These restrictions might prevent the sale of the securities at a time when a sale would otherwise be desirable. In order to sell securities that are not registered under the federal securities laws it may be necessary for a fund to bear the expense of registration.

          For a complete description of investment risks of each Fund and Acquiring Fund, see "Fund Summary" and "Additional Explanation of Risk Factors" in the Funds' Prospectus and "Investment Objectives and Policies—Investment Techniques Applicable to One or More of the Equity Funds" in the Funds' SAI. For a complete description of investment risks of each Acquiring Fund, see "Additional Information about the Funds' Investments" in the Acquiring Funds' Prospectus and "Investment Strategies and Policies" in the Acquiring Funds' SAI.

Fund Expenses and Performance

          Fees and Expenses. A comparison of fees and expenses between each Fund and its corresponding Acquiring Fund is set forth below under "Comparison of Fees and Expenses."

          Past Performance. Past performance for Class A shares of each Fund and Class A shares of each corresponding Acquiring Fund is set forth below under "Past Performance of the Funds and the Acquiring Funds."

SM&R Alger Aggressive Growth Fund (Fund) and Alger Capital Appreciation Fund (Acquiring Fund)

           Goal/Approach. The Fund and Acquiring Fund have identical investment goals and investment approaches. To pursue its investment objective, under normal circumstances, the Acquiring Fund and the Fund each invests at least 85% of its net assets plus any borrowings for investment purposes in the equity securities of companies of any market capitalization that Alger Management believes demonstrate promising growth potential. Each fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

          Main Risks. The principal risks associated with an investment in the Funds are identical. In addition to the risks described above in "Overview—All Funds and Acquiring Funds—Main Risks" the following risks apply:

•	Investing in companies of all capitalizations involves the risk that smaller issuers in which the fund invests may have limited product lines or financial resources, or lack management depth.

•	Investing in the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the fund's net asset value could decrease more quickly than if it had not borrowed.

SM&R Alger Growth Fund (Fund) and Alger LargeCap Growth Fund (Acquiring Fund)

           Goal/Approach. The Fund and Acquiring Fund have identical investment goals and investment approaches. To pursue its investment objective, the Acquiring Fund and the Fund each focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, each Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At September 30, 2007, the market capitalization of the companies in this index ranged from $1 billion to $513.4 billion.

          Main Risks. The principal risks associated with an investment in the funds are identical and are described above in "Overview—All Funds—Main Risks."

SM&R Alger Small-Cap Fund (Fund) and Alger SmallCap Growth Fund (Acquiring Fund)

           Goal/Approach. The Fund and Acquiring Fund have identical investment goals and investment approaches. To pursue its investment objective, the Acquiring Fund and the Fund each focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, each fund invests at least 80% of its net assets in the equity securities of small-capitalization companies. A small-capitalization company has a market capitalization within the range of companies in the Russell® 2000 Growth Index or the S&P® SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. At September 30, 2007, the market capitalization of the companies in these indexes ranged from $89 million to $5.6 billion.

          Main Risks. The principal risks associated with an investment in the funds are identical. In addition to the risks described above in "Overview—All Funds—Main Risks" the following risks apply:

•	the possibility of greater risk of a decrease in the value of your investment by investing in smaller, less-seasoned companies rather than larger, more-established companies owing to such factors as inexperienced management and limited product lines or financial resources

•	the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

COMPARISON OF FEES AND EXPENSES

          The fees and expenses set forth below are for the twelve month period ended June 30, 2007. The "Pro Forma After Reorganization" operating expenses information is based on the net assets and fund accruals of each Fund and the corresponding Acquiring Fund, as adjusted showing the effect of the Reorganization had it occurred on such date. Other Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than the amounts listed in the table. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices.

          Each expense example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the examples are for comparison only.

SM&R Alger Aggressive Growth Fund (Fund) and Alger Capital Appreciation Fund (Acquiring Fund)

Annual Fund Operating Expenses as a percentage of average daily net assets:

	Fund Class A	Fund Class B	Acquiring Fund Class A	Pro Forma After Reorganization Acquiring Fund Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.00%(1)	None	5.25%(1)	5.25%(1)
Maximum Deferred Sales Charge (as a percentage of the lesser of the offering price or redemption value)	None(2)	5.00%(3)	None(2)	None(2)
Redemption Fee	None	None	2.00%(4)	2.00%(4)
Annual Fund Operating Expenses (as a percentage of average net assets)
Management fees	1.05%(5)	1.05%(5)	.81%(6)	.81%(6)
Distribution and/or Service (Rule 12b-1) fees	.35%	1.00%	.25%	.25%
Other Expenses	2.39%	2.60%	.38%	.43%
Total Annual Fund Operating Expenses(7)	3.79%	4.65%	1.44%	1.49%

(1)	Class A shareholders of the Fund pay a sales charge of 5.00% on initial investments of less than $50,000. Class A shareholders of the Acquiring Fund pay a sales charge of 5.25% on initial investments of less than $25,000. Shareholders of the Fund and Acquiring Fund pay a reduced sales charge at certain breakpoints as more fully described under "Comparison of Shareholder Servicing and Distribution Arrangements."
(2)	Redemptions of Class A shares of the Fund and the Acquiring Fund may be subject to a contingent deferred sales charge of 1.00%, as more fully described under "Comparison of Shareholder Servicing and Distribution Arrangements."
(3)	The maximum 5.00% contingent deferred sales charge on the Fund's Class B shares applies to redemptions during the first year after purchase. The charge declines to 4.00% during the second year, 3.00% during the third year, 2.00% during the fourth year, 1.00% during the fifth year and 0.00% during the sixth year and thereafter.
(4)	No redemption fees will be imposed on Fund shares in connection with the Reorganization
(5)	The Fund pays SM&R a management fee of 1.05% and SM&R pays Alger Management, as subadviser to the Fund, a of 0.60% of the Fund's average daily net assets.
(6)	For the period from June 30, 2006 to September 12, 2006, the Acquiring Fund's Management fees included an additional 0.04% in administrative fees that are included in Other Expenses for the period from September 12, 2006 to June 30, 2007.
(7)	SM&R has voluntarily agreed to reimburse the Fund to the extent that total annual fund operating expenses exceed 1.85% and 2.50% for Class A shares and Class B shares, respectively. This arrangement extends until December 31, 2007 and may be terminated at any time thereafter by SM&R.

Expense example

          To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Fund		Acquiring Fund	Pro Forma After Reorganization-- Acquiring Fund
	Class A Shares	Class B Shares*	Class A Shares	Class A Shares
1 Year	$ 862	$466/$966**	$ 664	$ 669
3 Years	$1,600	$1,402/$1,702**	$ 957	$ 971
5 Years	$2,356	$2,345/$2,445**	$1,271	$1,295
10 Years	$4,326	$4,561	$2,159	$2,211

*	Class B expenses for years 9 and 10 are based on Class A expenses because Class B shares automatically convert to Class A shares approximately 8 years after purchase.
**	Assuming redemption at the end of the period.

SM&R Alger Growth Fund (Fund) and Alger LargeCap Growth Fund (Acquiring Fund)

Annual Fund Operating Expenses as a percentage of average daily net assets:

	Fund Class A	Fund Class B	Acquiring Fund Class A	Pro Forma After Reorganization Acquiring Fund Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.00%(1)	None	5.25%(1)	5.25%(1)
Maximum Deferred Sales Charge (as a percentage of the lesser of the offering price or redemption value)	None(2)	5.00%(3)	None(2)	None(2)
Redemption Fee	None	None	2.00%(4)	2.00%(4)
Annual Fund Operating Expenses (as a percentage of average net assets)
Management fees	.85%(5)	.85%(5)	.71%(6)	.71%(6)
Distribution and/or Service (Rule 12b-1) fees	.35%	1.00%	.25%	.25%
Other Expenses	1.73%	1.88%	.32%	.36%
Total Annual Fund Operating Expenses(7)	2.93%	3.73%	1.28%	1.32%

(1)	Class A shareholders of the Fund pay a sales charge of 5.00% on initial investments of less than $50,000. Class A shareholders of the Acquiring Fund pay a sales charge of 5.25% on initial investments of less than $25,000. Shareholders of the Fund and Acquiring Fund pay a reduced sales charge at certain breakpoints as more fully described under "Comparison of Shareholder Servicing and Distribution Arrangements."
(2)	Redemptions of Class A shares of the Fund and the Acquiring Fund may be subject to a contingent deferred sales charge of 1.00%, as more fully described under "Comparison of Shareholder Servicing and Distribution Arrangements."
(3)	The maximum 5.00% contingent deferred sales charge on the Fund's Class B shares applies to redemptions during the first year after purchase. The charge declines to 4.00% during the second year, 3.00% during the third year, 2.00% during the fourth year, 1.00% during the fifth year and 0.00% during the sixth year and thereafter.
(4)	No redemption fees will be imposed on Fund shares in connection with the Reorganization.
(5)	The Fund pays SM&R a management fee of .85% and SM&R pays Alger Management, as subadviser to the Fund, a fee of 0.50% of the Fund's average daily net assets.
(6)	For the period from June 30, 2006 to September 12, 2006, the Acquiring Fund's Management fees included an additional 0.04% in administrative fees that are included in Other Expenses for the period from September 12, 2006 to June 30, 2007.
(7)	SM&R has voluntarily agreed to reimburse the Fund to the extent that total annual fund operating expenses exceed 1.70% and 2.35% for Class A shares and Class B shares, respectively. This arrangement extends until December 31, 2007 and may be terminated at any time thereafter by SM&R.

Expense example

          To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Fund		Acquiring Fund	Pro Forma After Reorganization-- Acquiring Fund
	Class A Shares	Class B Shares*	Class A Shares	Class A Shares
1 Year	$ 781	$375/$875**	$ 649	$ 652
3 Years	$1,361	$1,140/$1,440**	$ 910	$ 921
5 Years	$1,966	$1,925/$2,025**	$1,190	$1,210
10 Years	$3,589	$3,802	$1,989	$2,032

*	Class B expenses for years 9 and 10 are based on Class A expenses because Class B shares automatically convert to Class A shares approximately 8 years after purchase.
**	Assuming redemption at the end of the period.

SM&R Alger Small-Cap Fund (Fund) and Alger SmallCap Growth Fund (Acquiring Fund)

Annual Fund Operating Expenses as a percentage of average daily net assets:

	Fund Class A	Fund Class B	Acquiring Fund Class A	Pro Forma After Reorganization Acquiring Fund Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.00%(1)	None	5.25%(1)	5.25%(1)
Maximum Deferred Sales Charge (as a percentage of the lesser of the offering price or redemption value)	None(2)	5.00%(3)	None(2)	None(2)
Redemption Fee	None	None	2.00%(4)	2.00%(4)
Annual Fund Operating Expenses (as a percentage of average net assets)
Management fees	1.00%(5)	1.00%(5)	.81%(6)	.81%(6)
Distribution and/or Service (Rule 12b-1) fees	.35%	1.00%	.25%	.25%
Other Expenses	1.38%	1.76%	.33%	.36%
Total Annual Fund Operating Expenses(7)	2.73%	3.76%	1.39%	1.42%

(1)	Class A shareholders of the Fund pay a sales charge of 5.00% on initial investments of less than $50,000. Class A shareholders of the Acquiring Fund pay a sales charge of 5.25% on initial investments of less than $25,000. Shareholders of the Fund and Acquiring Fund pay a reduced sales charge at certain breakpoints as more fully described under "Comparison of Shareholder Servicing and Distribution Arrangements."
(2)	Redemptions of Class A shares of the Fund and the Acquiring Fund may be subject to a contingent deferred sales charge of 1.00%, as more fully described under "Comparison of Shareholder Servicing and Distribution Arrangements."
(3)	The maximum 5.00% contingent deferred sales charge on the Fund's Class B shares applies to redemptions during the first year after purchase. The charge declines to 4.00% during the second year, 3.00% during the third year, 2.00% during the fourth year, 1.00% during the fifth year and 0.00% during the sixth year and thereafter.
(4)	No redemption fees will be imposed on Fund shares in connection with the Reorganization.
(5)	The Fund pays SM&R a management fee of 1.00% and SM&R pays Alger Management, as subadviser to the Fund, a fee of 0.60% of the Fund's average daily net assets.
(6)	For the period from June 30, 2006 to September 12, 2006, the Acquiring Fund's Management fees included an additional 0.04% in administrative fees that are included in Other Expenses for the period from September 12, 2006 to June 30, 2007.
(7)	SM&R has voluntarily agreed to reimburse the Fund to the extent that total annual fund operating expenses exceed 1.90% and 2.55% for Class A shares and Class B shares, respectively. This arrangement extends until December 31, 2007 and may be terminated at any time thereafter by SM&R.

Expense example

          To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Fund		Acquiring Fund	Pro Forma After Reorganization-- Acquiring Fund
	Class A Shares	Class B Shares*	Class A Shares	Class A Shares
1 Year	$ 762	$378/$878**	$ 659	$ 662
3 Years	$1,305	$1,149/$1,449**	$ 942	$ 951
5 Years	$1,872	$1,939/$2,039**	$1,246	$1,261
10 Years	$3,408	$3,778	$2,106	$2,138

*	Class B expenses for years 9 and 10 are based on Class A expenses because Class B shares automatically convert to Class A shares approximately 8 years after purchase.
**	Assuming redemption at the end of the period.

PAST PERFORMANCE OF THE FUNDS AND THE ACQUIRING FUNDS

          Each bar chart and table below illustrate the risks of investing in an Acquiring Fund and the corresponding Fund. The bar chart for each Fund shows the performance of the Fund's Class A shares from year to year and the bar chart for each Acquiring Fund also shows the changes in the performance of the Acquiring Fund's Class A shares from year to year. Class A shares of the Funds and the Acquiring Funds are generally subject to a sales charge that is not reflected in the bar chart. If the bar charts reflected applicable sales charges, returns would be less than those shown. The table for each Fund and Acquiring Fund compares the average annual total returns of the fund's Class A and Class B (Fund only) shares to those of an appropriate benchmark index. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest on the underlying securities that make up the respective index. Investors cannot invest directly in any index. The average annual total returns in the tables are after deduction of applicable sales charges.

          The tables also show the effect of taxes on the returns of the Funds' and Acquiring Funds' Class A shares by presenting after-tax returns after deduction of applicable sales charges. These returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown will be irrelevant to investors owning shares through tax-deferred accounts, such as IRAs or 401(k) plans. The returns assume reinvestment of dividends and distributions. Remember that a fund's past performance (before or after taxes) is not necessarily an indication of how it will perform in the future. Performance of each share Class will vary from the performance of the other share Classes because of differences in charges and expenses.

SM&R Alger Aggressive Growth Fund (Fund) into Alger Capital Appreciation Fund (Acquiring Fund)

Fund—Class A Shares
Year-by-year total returns as of 12/31 each year (%)

-15.90	-34.49	33.92	7.37	14.61	17.65
'01	'02	'03	'04	'05	'06

Best Quarter:	Q2 '03	16.71%
Worst Quarter:	Q3 '01	-17.68%

The year-to-date total return for Class A shares of the Fund as of 8/31/07 was 17.76%.

Average annual total returns as of 12/31/06

	1 Year	5 Years	Since Inception (9/1/2000)
Class A
returns before taxes	11.81%	3.82%	-4.90%
Class A
returns after taxes on distributions	8.50%	3.20%	-5.36%
Class A
returns after taxes on distributions and sale of fund shares	9.69%	3.05%	-4.24%
Class B
returns before taxes	11.02%	3.90%	-4.77%
S&P 500 Index*	15.79%	6.19%	1.37%
Lipper Multi-Cap Growth Index**	9.21%	4.73%	-5.02%

*	The S&P 500 Index is an index of large company common stocks considered to be representative of the U.S. stock market in general.
**	The Lipper Multi-Cap Growth Index tracks the performance of the 30 largest multi-cap growth mutual funds, as categorized by Lipper, Inc.

Acquiring Fund—Class A Shares

Year-by-year total returns as of 12/31 each year (%)

21.13	38.42	74.01	-27.71	-18.08	-35.21	35.26	7.43	15.01	18.76
'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter:	Q4 '99	40.65%
Worst Quarter:	Q4 '00	-23.54%

The year-to-date total return for Class A shares of the Acquiring Fund as of 8/31/07 was 17.85%.

Average annual total returns as of 12/31/06

	1 Year	5 Years	Since Inception (1/1/1997)
Class A
returns before taxes	12.52%	4.03%	7.73%
Class A
returns after taxes on distributions	12.52%	4.03%	6.86%
Class A
returns after taxes on distributions and sale of fund shares	8.14%	3.46%	6.40%
Russell 3000 Growth Index*	9.46%	3.01%	8.38%

*	The Russell 3000 Growth Index is an index of common stocks designed to track performance of companies with greater than average growth orientation in general.

SM&R Alger Growth Fund (Fund) into Alger LargeCap Growth Fund (Acquiring Fund)

Fund—Class A Shares
Year-by-year total returns as of 12/31 each year (%)

-15.69	-33.64	33.41	4.90	10.85	4.30
'01	'02	'03	'04	'05	'06

Best Quarter:	Q2 '03	16.98%
Worst Quarter:	Q3 '02	-19.77%

The year-to-date total return for Class A shares of the Fund as of 8/31/07 was 15.60%.

Average annual total returns as of 12/31/06

	1 Year	5 Years	Since Inception (9/1/2000)
Class A
returns before taxes	-0.92%	0.40%	-6.40%
Class A
returns after taxes on distributions	-1.33%	0.08%	-6.64%
Class A
returns after taxes on distributions and sale of fund shares	-2.14%	0.19%	-5.39%
Class B
returns before taxes	-1.54%	0.57%	-6.27%
S&P 500 Index*	15.79%	6.19%	1.37%
Lipper Large-Cap Growth Index**	4.72%	2.01%	-6.96%

*	The S&P 500 Index is an index of large company common stocks considered to be representative of the U.S. stock market in general.
**	The Lipper Large-Cap Growth Index tracks the performance of the 30 largest large-cap growth mutual funds, as categorized by Lipper, Inc.

Acquiring Fund—Class A Shares

Year-by-year total returns as of 12/31 each year (%)

24.05	45.17	33.69	-15.12	-12.16	-32.82	34.58	5.67	11.45	4.91
'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter:	Q4 '98	25.12%
Worst Quarter:	Q3 '02	-20.38%

The year-to-date total return for Class A shares of the Acquiring Fund as of 8/31/07 was 12.82%.

Average annual total returns as of 12/31/06

	1 Year	5 Years	Since Inception (1/1/1997)
Class A
returns before taxes	-0.60%	1.14%	6.63%
Class A
returns after taxes on distributions	-0.60%	1.14%	5.32%
Class A
returns after taxes on distributions and sale of fund shares	-0.39%	0.98%	5.19%
Russell 1000 Growth Index*	9.09%	2.69%	10.18%

*	The Russell 1000 Growth Index is an index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.

SM&R Alger Small-Cap Fund (Fund) into Alger SmallCap Growth Fund (Acquiring Fund)

Fund—Class A Shares
Year-by-year total returns as of 12/31 each year (%)

-29.95	-27.41	42.76	15.24	15.42	18.35
'01	'02	'03	'04	'05	'06

Best Quarter:	Q4 '01	19.34%
Worst Quarter:	Q1 '01	-26.33%

The year-to-date total return for Class A shares of the Fund as of 8/31/07 was 11.27%.

Average annual total returns as of 12/31/06

	1 Year	5 Years	Since Inception (9/1/2000)
Class A
returns before taxes	12.37%	9.14%	-1.68%
Class A
returns after taxes on distributions	15.99%	6.48%	-3.50%
Class A
returns after taxes on distributions and sale of fund shares	11.35%	5.79%	-2.93%
Class B
returns before taxes	11.76%	9.22%	-1.20%
S&P 500 Index*	15.79%	6.19%	1.37%
Lipper Small-Cap Growth Index**	10.65%	6.23%	-1.06%

*	The S&P 500 Index is an index of large company common stocks considered to be representative of the U.S. stock market in general.
**	The Lipper Small-Cap Growth Index tracks the performance of the 30 largest small-cap growth mutual funds, as categorized by Lipper, Inc.

Acquiring Fund—Class A Shares

Year-by-year total returns as of 12/31 each year (%)

10.03	10.76	32.73	-28.79	-31.29	-27.48	42.81	15.73	16.14	19.01
'97	'98	'99	'00	'01	'02	'03	'04	'05	'06

Best Quarter:	Q4 '99	26.60%
Worst Quarter:	Q1 '01	-27.45%

The year-to-date total return for Class A shares of the Acquiring Fund as of 8/31/07 was 11.06%.

Average annual total returns as of 12/31/06

	1 Year	5 Years	Since Inception (1/1/1997)
Class A
returns before taxes	12.76%	9.43%	2.19%
Class A
returns after taxes on distributions	12.77%	9.43%	0.83%
Class A
returns after taxes on distributions and sale of fund shares	8.30%	8.22%	1.35%1.35%
Russell 2000 Growth Index*	13.35%	6.93%	7.58%

*	The Russell 2000 Growth Index is an index of common stocks designed to track performance of small- capitalization companies with greater than average growth orientation.

MANAGEMENT OF THE FUNDS AND THE ACQUIRING FUNDS

Investment Managers and Management Agreements

          Investment Managers. SM&R, with its principal offices located at 2450 South Shore Boulevard, League City, Texas 77573, serves as each Fund's investment adviser. In addition, SM&R invests each Fund's assets, provides administrative services, and serves as transfer agent, custodian, dividend paying agent, and underwriter. SM&R is a wholly-owned subsidiary of American National Insurance Company. SM&R was incorporated in 1964 and has managed mutual funds since 1966. SM&R does and may, from time to time, serve as investment adviser to other clients including banks, employee benefit plans, other investment companies, foundations and endowment funds. SM&R, with the approval of the Board, has selected and employed Alger Management as subadviser to perform the day-to-day management of the Funds.

          Alger Management is located at 111 Fifth Avenue, New York, New York 10003. Alger Management has been an investment adviser since 1964, and manages investments totaling (at June 30, 2007) approximately $9.2 billion in mutual fund assets as well as $2.3 billion in other assets. Alger Management also serves as the investment adviser for each Acquiring Fund. As investment adviser to the Acquiring Funds and subadviser to the Funds, Alger Management provides day-to-day management of each fund's investments and assists in the overall management of the fund's affairs. Alger Management supervises all aspects of each fund's operations and provides a continuous investment program that is consistent with each fund's stated investment objective and policies.

          Management Agreements. SM&R provides investment advisory and management services to the Funds pursuant to an investment advisory agreement (the "SM&R Advisory Agreement"). Under the SM&R Advisory Agreements, SM&R is entitled to an investment advisory fee of 1.05%, 0.85% and 1.00% of the average daily net assets of SM&R Alger Aggressive Growth Fund, SM&R Alger Growth Fund and SM&R Alger Small-Cap Fund, respectively. Each Fund also pays SM&R an administrative fee of 0.25% of its average daily net assets pursuant to a separate administration agreement. As of June 30, 2007, the approximate total assets of each Fund were as follows: SM&R Alger Aggressive Growth Fund, $2.53 million; SM&R Alger Growth Fund, $2.37 million; and SM&R Alger Small-Cap Fund., $3.52 million. Pursuant to a voluntary obligation, SM&R has agreed to waive its fee, and if necessary, reimburse the Funds through December 31, 2007, to the extent total annual operating expenses exceed 1.85% and 2.50% of the average daily net assets of SM&R Alger Aggressive Growth Fund's Class A and Class B shares, respectively; to the extent total annual operating expenses exceed 1.70% and 2.35% of the average daily net assets of SM&R Alger Growth Fund's Class A and Class B shares, respectively; and to the extent total annual operating expenses exceed 1.90% and 2.55% of the average daily net assets of SM&R Alger Small-Cap Fund's Class A and Class B shares, respectively. SM&R has advised the Board that it may not continue the expense caps if the Reorganizations are not approved by shareholders.

          Pursuant to a sub-investment advisory agreement between SM&R and Alger Management dated as of September 1, 2000 (the "Original Sub-Advisory Agreement"), SM&R delegated its investment advisory responsibilities for the Funds to Alger Management, and since each Fund's inception Alger Management has carried out the day-to-day investment and reinvestment of the assets of the Funds. Alger Management also manages all of the securities and other assets of the Funds and determines what portfolio investments are purchased, retained and sold. SM&R monitors Alger Management's buying and selling of portfolio securities and the administration of each Fund's investment program. SM&R compensates Alger Management from the management fee it receives from its own resources at an annual rate of 0.60%, 0.50% and 0.60% of the average daily net assets of SM&R Alger Aggressive Growth Fund, SM&R Alger Growth Fund and SM&R Alger Small-Cap Fund, respectively. No additional fees are paid by the Fund to Alger Management.

          On February 24, 2007, Mr. Frederick M. Alger, III, consummated the transfer of his controlling interest in the parent company of Alger Management, Alger Associates, Inc., to his three daughters. As a result of the indirect change in control of Alger Management, there was a technical "assignment" (as defined in the 1940 Act) of the Original Sub-Advisory Agreement, which then terminated in accordance with its terms. Despite the technical assignment of the Original Sub-Advisory Agreement, and pursuant to a series of discussions with SM&R and the Company's Board of Directors, Alger Management has continued to provide the Funds with uninterrupted investment advisory services called for under the Original Sub-Advisory Agreement. Since the discovery of the termination of the Original Sub-Advisory Agreement, the fees payable to Alger Management have been retained by (or reimbursed to) SM&R. Alger Management, relying on equitable principles, sought approval from the Company's Board of Directors, to allow Alger Management to avoid an economic burden and retain, as payment, an amount equal to its cost incurred in connection with performing the duties called for under the Original Sub-Advisory Agreement from the period from February 24, 2007 through the Closing Date of the Reorganizations. In granting their unanimous approval, the Board of Directors considered the nature of the continuing relationship between Alger Management, SM&R and the Funds and the nature, quality and extent of the services that Alger Management has provided to the Funds since their inception. The Board of Directors also considered the following: (i) the 1940 Act permits a court to enforce a contract that otherwise violates the 1940 Act should the court determine that such enforcement would produce a more equitable result than non-enforcement and would not be inconsistent with the underlying purposes of the 1940 Act; (ii) the Funds and their shareholders have experienced no economic harm during this period as a result of the termination of the Original Sub-Advisory Agreement, as SM&R has continued to function as each Fund's investment adviser pursuant to the SM&R Advisory Agreement and Alger Management is paid by SM&R and not by the Funds; (iii) the amount payable to Alger Management for its cost of providing advisory services would be no more than what a Fund would have paid under the Original Sub-Advisory Agreement due to the fee waiver arrangement with SM&R; (iv) that, but for the failing to meeting the technical requirements of the 1940 Act, the Board has intended that the Original Sub-Advisory Agreement continue uninterrupted since each Fund's inception in September 2000; and (v) the Alger Management personnel responsible for the day-to-day investment management of the Funds have remained unchanged, and Alger Management continues to manage the Funds in accordance with the terms and conditions of the Original Sub-Advisory Agreement. The Board also considered that each Fund's shareholders are being asked to approve the relevant Reorganization Plan, which if approved, would result in the Fund's shareholders becoming shareholders of the corresponding Acquiring Fund and the termination of the Fund as a series of the Company. As Alger Management was willing to continue to provide the Funds with uninterrupted investment advisory services called for under the Original Sub-Advisory Agreement, for payment equal to its cost incurred in providing such services—subject to the Funds' waiver arrangements—for the period of time from February 24, 2007 through the Closing Date, the Board unanimously accepted Alger Management's proposal to continue providing advisory services to the Funds until the Closing Date.

          Alger Management provides investment advisory services to each Acquiring Fund pursuant to an investment advisory agreement (the "Alger Advisory Agreement"). Pursuant to the Alger Advisory Agreement, Alger Management makes investment decisions for the Acquiring Funds and continuously reviews its investment programs. These management responsibilities are subject to the supervision of the Board of Trustees. Alger Capital Appreciation Fund and Alger SmallCap Growth Fund each pays Alger Management a fee at the annual rate of 0.81% based on a percentage of the Acquiring Fund's average daily net assets. Alger LargeCap Growth Fund pays Alger Management a fee at the annual rate of 0.71% based on a percentage of its average daily net assets. Alger Management also provides administrative services to the Acquiring Funds pursuant to a separate administration agreement. For these services, each Acquiring Fund pays Alger Management a fee at the annual rate of .04% of its average daily net assets.

          Primary Portfolio Managers. The primary portfolio managers of each Fund and its corresponding Acquiring Fund are identical. The portfolio managers of the Acquiring Funds are not expected to change as a result of the Reorganizations.

           Mr. Patrick Kelly, CFA, has been the primary portfolio manager of SM&R Aggressive Growth Fund and Alger Capital Appreciation Fund since October 2005. He has been employed by Alger Management as a research associate from July 1999 to February 2001, as an Assistant Vice President and Associate Analyst from February 2001 to September 2001, as a Vice President and Senior Analyst from September 2001 to September 2004, and as a Senior Vice President and portfolio manager since September 2004.

           Mr. Daniel C. Chung, CFA, has been the primary portfolio manager of SM&R Alger Growth Fund since its inception and Alger LargeCap Growth Fund since September 2001. Mr. Chung has been employed by Alger Management since 1994, and currently serves as Chairman, Chief Executive Officer, Chief Investment Officer and portfolio manager.

           Ms. Jill Greenwald, CFA, has been the primary portfolio manager of SM&R Alger Small-Cap Fund and Alger SmallCap Growth Fund since November 2001, has been employed by Alger Management as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by Alger Management as an Analyst and later a Senior Analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J & W Seligman & Co. from 1999 until November 2001.

Other

          Board Members. The Board members of the Company and the Trust are not the same. For a description of the Board of Trustees of the Trust, of which each Acquiring Fund is a series, please see Appendix B.

          Independent Registered Public Accounting Firm. The Funds have selected BKD, LLP as their independent registered public accounting firm. The Acquiring Funds have selected Ernst & Young LLP as their independent registered public accounting firm.

COMPARISON OF SHAREHOLDER SERVICING AND DISTRIBUTION ARRANGEMENTS

Distribution Arrangements

          Sales Loads. Class A and Class B shares of the Funds are subject to front-end sales charges and/or contingent deferred sales charges ("CDSCs"). Purchases of Class A shares of the Fund are subject to a "front-end" sales charge of up to 5.00%. The sales charge is a percentage of the offering price, which includes the sales charge, as shown in the following table:

Amount Invested	Sales Charge (as a % of Offering Price)	Sales Charge (as a % of Net Amount Invested)
Less than $50,000 $50,000 - $99,999 $100,000 - $249,999 $250,000 - $499,999 $500,000 - $999,999 $1,000,000 and over	5.00% 4.50% 3.50% 2.50% 1.50% None	5.32% 4.71% 3.63% 2.56% 1.52% None

          Although no "front-end" sales charge applies to purchases of $1 million and over, such purchases are subject to a CDSC of 1.00% of the net asset value if those shares are redeemed within 13 months after purchase. The CDSC will be calculated in the same manner as for Class B shares of the Funds, as described below.

          The Fund's Class B shares are purchased at net asset value, without any initial sales charge. However, the Fund charges a CDSC on Class B shares sold, the amount of which depends on the number of years since such purchase, as shown in the following table:

Years Since Purchase	CDSC (as a % of Offering Price)
Year 1	5.00%
Year 2	4.00%
Year 3	3.00%
Year 4	2.00%
Year 5	1.00%
Year 6	None

          Purchases of Class A shares of the Acquiring Fund are subject to a "front-end" sales charge of up to 5.25% and are generally not subject to any CDSC. The sales charge is a percentage of the offering price, which includes the sales charge, as shown in the following table:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Asset Value	Dealer Allowance as a % of Offering Price
Less than $25,000	5.25%	5.54%	5.00%
$25,000 - $49,999	4.50%	4.71%	4.25%
$50,000 - $99,999	4.00%	4.17%	3.75%
$100,000 - $249,999	3.50%	3.63%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.25%
$500,000 - $749,999	2.00%	2.04%	1.75%
$750,000 - $999,999	1.50%	1.52%	1.25%
$1,000,000 and over	None	None	1.00%

          Purchases of Class A Shares of the Acquiring Funds which, when combined with current holdings of Class A Shares of the Acquiring Funds (and the other series of the Trust) and The China-U.S. Growth Fund (another fund managed by Alger Management) offered with a sales charge, equal or exceed $1,000,000 in the aggregate may be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. This CDSC may be waived in certain circumstances.

          The sales loads for Class A and Class B shares of the Funds and Class A shares of the Acquiring Funds is subject to certain reductions or waivers as described in the Funds' prospectus under "Sales Charge Reductions and Waivers" and in the Acquiring Funds' prospectus under "Waiver of Sales Charges" and "Reduced Sales Charges."

           Distribution and Shareholder Servicing Plans. Class A shares of the Acquiring Funds are subject to a plan adopted pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"). Under the 12b-1 Plan, the Acquiring Fund pays Fred Alger & Company, Incorporated a fee at an annual rate of 0.25% of the average daily net assets of the Acquiring Fund's Class A shares to finance the sale and distribution of such shares and for shareholder servicing. Because the 12b-1 Plan fees are paid out of the assets attributable to the Class A shares of the Acquiring Fund on an ongoing basis, over time such fees will increase the cost of a shareholder's investment in the Acquiring Fund and may cost such shareholder more than paying other types of sales charges. The Fund also has adopted a Rule 12b-1 Plan, pursuant to which Class A and Class B shareholders pay the Fund's distributor a fee at an annual rate of 0.35% and 1.00% of the average daily net assets of the Fund's Class A and Class B shares, respectively, to finance the sale and distribution of such shares and for shareholder servicing.

          Purchase and Redemption Policies. Each Fund's offering price is calculated once each day the NYSE is open for regular trading on any SM&R business day. The offering price equals a Fund's net asset value ("NAV") plus the sales charge, if any, computed at the rate set forth in the applicable tables for the classes. (See "Sales Charge Reductions and Waivers" in the Fund's prospectus.) Although the legal rights of the Fund's Class A and B shares are substantially identical, the different expenses borne by each class will result in different NAV and dividends. The NAV of a Fund's Class B shares generally will be lower than the Class A shares as a result of differences in service and distribution (12b-1) fees charged. NAV is not calculated on SM&R business holidays or other days the NYSE is closed.

          Each Fund's investments are priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Board of Directors. The Funds also may use fair value pricing if the value of a security held by a Fund is materially affected by events occurring after the close of regular trading of the primary markets or exchanges on which the security is traded. In these situations, prices used by the fund to calculate its net asset value may differ from quoted or published prices for the underlying securities.

          Shareholders can purchase or redeem Class A shares of the Acquiring Funds on any day the NYSE is open. Orders will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Acquiring Funds' transfer agent or other agents appointed by the Acquiring Funds' distributor. The NAV of the Acquiring Funds' shares is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the NYSE is open. As with the Funds, although the legal rights of an Acquiring Fund's Class A shares are substantially identical to the other share classes offered by the Acquiring Funds, the different expenses borne by each class will result in different NAV and dividends.

          If you redeem, by sale or exchange, Class A shares of the Acquiring Funds within 30 days of purchase, the Acquiring Fund may impose a redemption fee of 2.00% of the amount redeemed. This fee will be retained by the Acquiring Fund. Shares held the longest will be treated as having been redeemed first for purposes of determining whether the fee applies. The fee, which may be waived in certain circumstances, will not apply to certain redemptions as described in the Acquiring Funds' prospectus.

          The assets of the Acquiring Funds are generally valued on the basis of market quotations, or where market quotations are not reliable or readily available, on the basis of fair value as determined by Alger Management under procedures adopted by the Board of Trustees. In determining whether market quotations are reliable and readily available, Alger Management monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by an Acquiring Fund. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If Alger Management is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, that the Manager believes has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios' net asset values. Foreign securities may trade on days when the Acquiring Fund is not open for business, thus affecting the value of an Acquiring Fund's assets on days when Acquiring Fund shareholders may not be able to buy or sell Acquiring Fund shares.

          Exchange Privileges. Shareholders of the Funds may exchange Class A and Class B shares of the Funds, without an exchange fee or sales charge, for shares of the corresponding class of another series of the Company, including series that offer only one class of shares (SM&R Primary Fund and SM&R Money Market Fund), subject to certain conditions including that any applicable CDSC period has expired on the shares being exchanged, and that the shareholder meet any minimum investment requirement for the shares being acquired. The Funds will waive any sales charges on Class A shares acquired through an exchange if the shareholder previously paid a sales charge on amounts invested in those shares.

          Shareholders of the Acquiring Funds can exchange their Class A shares for Class A shares of other series of the Trust, as well as shares of Alger Money Market Fund, a series of the Trust with only one class, and Class A shares of The China-U.S. Growth Fund, another fund advised by Alger Management, all subject to certain restrictions. Exchanges are subject to the 2.00% redemption fee described above.

           Distributions. Each Fund and Acquiring Fund intends to pay out all of its net investment income and net realized capital gains annually. Each Fund and Acquiring Fund reinvests all dividends and distributions in additional shares of the Fund and Acquiring Fund, respectively, at NAV unless otherwise instructed by the shareholder.

INFORMATION RELATING TO THE REORGANIZATIONS

          Description of the Reorganizations. The following summary of the Reorganization Plan for each Reorganization is qualified in its entirety by reference to the form of Reorganization Plan attached to this combined Prospectus/Proxy Statement as Appendix A. Each Reorganization Plan provides that, subject to the requisite approval of the relevant Fund's shareholders, the corresponding Acquiring Fund will acquire all of the assets of the Fund in exchange for Acquiring Fund Class A shares, and the assumption by the Acquiring Fund of the Fund's stated liabilities on December 7, 2007 or such other date as may be agreed upon by the parties (the "Closing Date"). The number of Acquiring Fund Class A shares to be issued to the Fund will be determined on the basis of the relative net asset values per share and aggregate net assets of the Fund and the Acquiring Fund, generally computed as of the close of trading on the floor of the New York Stock Exchange (usually at 4:00 p.m., Eastern time) on the Closing Date. Portfolio securities of the Fund and the Acquiring Fund will be valued in accordance with the valuation practices of the Acquiring Fund, which are described under the caption "Shareholder Information—Net Asset Value" in the Acquiring Fund's Prospectus and under the caption "Net Asset Value" in the Acquiring Fund's Statement of Additional Information.

          On or before the Closing Date, the Fund will declare a dividend or dividends which, together with all previous dividends, will have the effect of distributing to Fund shareholders all of the Fund's previously undistributed investment company taxable income, if any, for the tax periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), its net exempt interest income for the tax periods ending on or before the Closing Date, and all of its previously undistributed net capital gain, if any, realized in the tax periods ending on or before the Closing Date (after reduction for any capital loss carryforward).

          As soon as conveniently practicable after the Closing Date, the Fund will liquidate and distribute pro rata to its Class A and Class B shareholders of record as of the close of business on the Closing Date Class A shares of the Acquiring Fund received by it in the Reorganization. Such liquidation and distribution will be accomplished by establishing accounts on the share records of the Acquiring Fund in the name of each Fund shareholder, each account being credited with the respective pro rata number of Acquiring Fund shares due to the shareholder. After such distribution and the winding up of its affairs, the Fund will be terminated and cease operations. After the Closing Date, any outstanding certificates representing Fund shares will represent Acquiring Fund shares distributed to the record holders of the Fund.

          The Reorganization Plan may be amended at any time prior to the Reorganization. The Fund will provide its shareholders with information describing any material amendment to the Reorganization Plan prior to shareholder consideration. The obligations of the Fund and the Acquiring Fund under the Reorganization Plan are subject to various conditions, including approval by Fund shareholders holding the requisite number of Fund shares and the continuing accuracy of various representations and warranties of the Fund and the Acquiring Fund.

          The total expenses of each Reorganization are expected to be approximately $62,000, which will be borne equally by SM&R and Alger Management.

          Material Federal Income Tax Consequences of the Reorganizations. The following is a summary of the material anticipated federal income tax consequences of each Reorganization. The discussion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), Treasury regulations, court decisions, published positions of the Internal Revenue Service (the "IRS") and other applicable authorities, all as in effect on the date of this combined Proxy Statement/Prospectus and all of which are subject to change and differing interpretations (possibly with retroactive effect). This summary is limited to U.S. persons who hold shares of the Fund as capital assets for federal income tax purposes (generally, assets held for investment).

          The exchange of Fund assets for Acquiring Fund shares, the Acquiring Fund's assumption of the Fund's stated liabilities and the Fund's distribution of those shares to Fund shareholders are intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Reorganization, the Fund and the Acquiring Fund will receive opinions to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes: (1) the transfer of all of the Fund's assets to the Acquiring Fund in exchange solely for Acquiring Fund Class A shares and the assumption by the Acquiring Fund of the Fund's stated liabilities, followed by the distribution by the Fund of those Acquiring Fund Class A shares to Fund shareholders in complete liquidation of the Fund, will qualify as a "reorganization" within the meaning of Section 368(a) of the Code and each of the Fund and the Acquiring Fund will be "a party to a reorganization"; (2) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Fund in exchange solely for Acquiring Fund Class A shares and the assumption by the Acquiring Fund of stated liabilities of the Fund pursuant to the Reorganization; (3) no gain or loss will be recognized by the Fund upon the transfer of its assets to the Acquiring Fund in exchange solely for Acquiring Fund Class A shares and the assumption by the Acquiring Fund of stated liabilities of the Fund or upon the distribution (whether actual or constructive) of those Acquiring Fund Class A shares to Fund shareholders in exchange for their shares of the Fund in liquidation of the Fund pursuant to the Reorganization; (4) no gain or loss will be recognized by Fund shareholders upon the exchange of their Fund shares for Acquiring Fund Class A shares pursuant to the Reorganization; (5) the aggregate tax basis for the Acquiring Fund Class A shares received by each Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of those Acquiring Fund Class A shares received by each Fund shareholder will include the period during which the Fund shares exchanged therefor were held by such shareholder (provided the Fund shares were held as capital assets on the date of the Reorganization); and (6) the tax basis of each Fund asset acquired by the Acquiring Fund will be the same as the tax basis of such asset to the Fund immediately prior to the Reorganization, and the holding period of each Fund asset in the hands of the Acquiring Fund will include the period during which that asset was held by the Fund.

          Neither the Funds nor the Acquiring Funds have sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS, nor does it preclude the IRS from adopting a contrary position. Fund shareholders should consult their tax advisers regarding the effect, if any, of the Reorganizations in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganizations, Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganizations.

          Capital Loss Carryforward. As set forth in the chart below, each Fund and Acquiring Fund has the following unused capital loss carryforward as of its most recent fiscal year ended August 31, 2007 for the Funds and October 31, 2006 for the Acquiring Funds:

Funds SM&R Alger Aggressive Growth Fund SM&R Alger Growth Fund SM&R Alger Small-Cap Fund	Capital Loss Carryforward $0 0 0

Acquiring Funds Alger Capital Appreciation Fund Alger LargeCap Growth Fund Alger SmallCap Growth Fund	Capital Loss Carryforward $ 465,811,145 190,442,362 90,746,731

          There are limitations to the amount of the carryforward that can be utilized in any one year, and any amount that cannot be utilized in any one year can be carried over to a succeeding year subject to the same limitations in such year. Different amounts of the capital loss carryforward expire in different years. Consequently, as a result of the limitations on the use of capital loss carryforwards, if a Reorganization is consummated it is expected that some or all of the Fund's capital loss carryforward may expire unused.

          This summary does not address all of the federal income tax consequences that may be relevant to a particular person or to persons that may be subject to special treatment under federal income tax laws. You should consult your tax adviser as to the federal income tax consequences of the Reorganizations, as well as the effects of state and local tax laws.

CAPITALIZATION OF THE FUNDS AND THE ACQUIRING FUNDS

          Each Fund has classified its shares into two classes – Class A and Class B and each Acquiring Fund has classified its shares into three classes – Class A, Class B and Class C. Class B and C shares of the Acquiring Funds are not involved with the Reorganizations. Class A shares of the Acquiring Funds have been authorized by the Trust's Board of Trustees to be issued to Class A and Class B shareholders of the Funds in connection with the Reorganizations. The following tables sets forth, as of September 28, 2007 (1) the capitalization of Class A and Class B shares of each Fund, (2) the capitalization of Class A shares of the corresponding Acquiring Fund and (3) the pro forma capitalization of Class A shares of the Acquiring Fund as adjusted showing the effect of the Reorganization had it occurred on such date.

SM&R Alger Aggressive Growth Fund (Fund) and Alger Capital Appreciation Fund (Acquiring Fund)

	Fund Class A	Fund Class B	Acquiring Fund Class A	Pro Forma After Reorganization— Acquiring Fund Class A
Total net assets	$2,241,726	$1,000,158	$371,476,845	$374,718,729
Net asset value per share	$8.49	$8.05	$14.72	$14.72
Shares outstanding	264,117	124,207	25,236,128	25,456,634

SM&R Alger Growth Fund (Fund) and Alger LargeCap Growth Fund (Acquiring Fund)

	Fund Class A	Fund Class B	Acquiring Fund Class A	Pro Forma After Reorganization— Acquiring Fund Class A
Total net assets	$2,064,604	$1,062,799	$207,237,330	$210,364,730
Net asset value per share	$8.04	$7.65	$13.71	$13.71
Shares outstanding	256,917	138,985	15,114,493	15,342,604

SM&R Alger Small-Cap Fund (Fund) and Alger SmallCap Growth Fund (Acquiring Fund)

	Fund Class A	Fund Class B	Acquiring Fund Class A	Pro Forma After Reorganization— Acquiring Fund Class A
Total net assets	$3,147,996	$856,332	$451,717,573	$455,721,891
Net asset value per share	$9.17	$8.91	$7.54	$7.54
Shares outstanding	343,324	96,117	59,935,140	60,466,216

          As set forth in the chart below, as of September 28, 2007, the Acquiring Funds had the following approximate total net assets (attributable to Class A, Class B and Class C shares). Each share has one vote. Shares have no preemptive or subscription rights and are freely transferable. All share classes will invest in the same portfolio of securities, but the classes are subject to different charges and expenses and will likely have different share prices.

Acquiring Fund (Class A, B and C shares)	Total Net Assets (approximate)
Alger Capital Appreciation Fund	$627,670,249
Alger LargeCap Growth Fund	$451,601,502
Alger SmallCap Growth Fund	$551,028,570

SHAREHOLDER RIGHTS

The Trust

           General.      The Trust has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts since March 20, 1986. The Trust is governed by its Agreement and Declaration of Trust, as amended or supplemented from time to time (the "Declaration of Trust"), By-laws and applicable state law.

           Shares.      The Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest of each series of the Trust. The Trust currently has nine series, including the Acquiring Funds, outstanding. The Trustees of the Trust may also create additional series in the future without shareholder approval. When issued, the shares are fully paid and non-assessable, have no preference, preemptive or similar rights unless designated by the Trustees, and are freely transferable. Shares (including fractional shares) of each series of the Trust have equal rights with regard to voting, redemptions, dividends, distributions and liquidations with respect to that series. The assets and proceeds received by the Trust from the issue or sale of shares of a series are allocated to that series and constitute the rights of that series, subject only to the rights of creditors. Any underlying assets of a series are required to be segregated on the books of account of the Trust. These assets are to be used to pay the expenses of the series as well as a share of the general expenses of the Trust.

          Voting Rights. On any matter submitted to a vote of shareholders of the Trust, all series generally vote together as a single group, except where a separate vote is required by law or where the interests of a series differ from the other series. Each full share is entitled to one vote, and each fractional share has a proportionate fractional vote.

          Shareholder Meetings. Under the Declaration of Trust and Massachusetts business trust laws, the Trust is not required to hold annual shareholder meetings. The Trustees or President of the Trust may call shareholder meetings as necessary. To the extent required by the 1940 Act, meetings held for the purpose of voting on the removal of any Trustee shall be called by the Trustees or upon written request by shareholders holding at least 10% of the outstanding shares entitled to vote.

          Election and Term of Trustees. The Trust's operations are overseen by the Trustees under Massachusetts law. Subject to 1940 Act requirements, Trustees may be elected by shareholders or appointed by the Board. Trustees hold office during the lifetime of the Trust or their earlier death, resignation, incapacity or removal. A Trustee may be removed at any time by a two-thirds vote of the remaining Trustees at a duly constituted meeting or by a vote at any meeting of shareholders of two-thirds of the outstanding shares of the Trust.

          Shareholder Liability. Unlike the stockholders of a corporation, under certain circumstances shareholders of a business trust may be held personally liable for the debts, claims or other obligations of a business trust. However, the Declaration of Trust limits shareholder liability. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written agreement, undertaking or obligation made or issued by the Trust shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the Trust's property for any shareholder and any former shareholder who is exposed to liability by reason of a claim or demand relating to such person being a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.

          Trustee Liability. The Declaration of Trust provides that Trustees will generally be personally liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of duties. The Trust may purchase insurance for Trustees to cover potential liabilities and will generally indemnify a Trustee against such claims. The Trust may also advance payments to a Trustee in connection with indemnification.

The Company

           General. The Company is an open-end management investment company established as a Maryland corporation on November 6, 1991. The Company is governed by its Articles of Incorporation, as amended or supplemented from time to time (the "Articles"), By-laws and applicable state law.

           Shares. The Company is authorized to issue six billion shares of common stock, with a par value of $0.01 per share. Currently, the Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. All consideration received by the Company for shares of one of the portfolios, and all assets in which such consideration is invested, will belong to that portfolio (subject only to the rights of creditors of such portfolio) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one portfolio would be treated separately from those of the other portfolios. The Company has the ability to create, from time to time, new series without shareholder approval.

          Voting Rights. For certain matters all shareholders of the Company vote together as a group; as to others they vote separately by portfolio. Generally, all shares have equal voting rights and will be voted in the aggregate. Each full share is entitled to one vote, and each fractional share has a proportionate fractional vote.

          Shareholder Meetings. The Company is not required to hold annual meetings of shareholders unless required by the 1940 Act. A special meeting of shareholders may be called for any lawful purpose, including, but not limited to, consideration of the removal of any director, by the Board of Directors or the President of the Company, or by the Secretary upon written request of shareholders owning at least 10% of the shares outstanding and entitled to vote.

          Election and Term of Directors. The business and affairs of the Company are managed under the direction of the Board of Directors of the Company, which approves all significant agreements with those companies that furnish services to the portfolios. Subject to 1940 Act requirements, directors are elected by shareholders. Directors hold office until the termination of the Company or their earlier death, retirement, resignation, incapacity or removal. A director may be removed at any time at any meeting of the shareholders by a vote of the shareholders owning at least a majority of the outstanding shares.

          Director Liability. Pursuant to Maryland law, the directors of the Company generally are not liable for any act, omission or obligation of the Company. The Company will indemnify its directors against all liabilities and expenses to the extent permitted by Maryland law, except for those arising from the director's willful misfeasance, bad faith, gross negligence or reckless disregard of such director's duties.

Material Differences in Shareholder Rights

          Each Fund is a separate series of the Company, a Maryland corporation, and the rights of its shareholders are governed by the Company's Articles, By-Laws and the Maryland General Corporation Law (the "Maryland Code"). Each Acquiring Fund is a separate series of the Trust, a Massachusetts business trust, and the rights of its shareholders are governed by the Trust's Declaration of Trust, By-Laws and applicable Massachusetts law. Certain relevant differences between the two forms of organization are summarized below.

          Shareholder Meetings and Voting Rights. Generally, neither the Trust nor the Company is required to hold annual meetings of its shareholders. The relevant Board is required to call a special meeting of shareholders for the purpose of removing a Board member when requested in writing to do so by the holders of at least 10% of its outstanding shares entitled to vote. A Board member of a Fund or of the Acquiring Fund may be removed by the affirmative vote of shares of the Company and two-thirds of the Trust. Moreover, for each fund, the Board will call a meeting of shareholders for the purpose of electing Board members if at any time less than a majority of the Board members then holding office have been elected by the shareholders.

          Shares of the Funds are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held. Shareholders of the Acquiring Funds are entitled to one vote, with proportionate voting for fractional shares. The Declaration of Trust provides that a majority of the outstanding shares entitled to vote shall constitute a quorum for the transaction of business at a shareholders' meeting. The Company's Articles provide that one-third of the shares entitled to vote shall constitute a quorum for the transaction of business at a stockholders meeting. Matters requiring a larger vote by law or under the organizational documents for the Company and the Trust are not affected by such quorum requirements.

          Shareholder Liability. Under the Maryland Code, shareholders of the Funds have no personal liability as such for a Fund's acts or obligations.

          Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Acquiring Funds and requires that notice of such disclaimer be given in every note, bond, contract or other undertaking issued or entered into by or on behalf of the Acquiring Funds, or the Trust's Trustees. The Declaration of Trust provides for indemnification out of the Trust's property for any shareholder and any former shareholder who is exposed to liability by reason of a claim or demand relating to such person being a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust also provides that the Acquiring Funds, upon request, will assume the defense of any claim made against any shareholder for any act or obligation of the Acquiring Funds and satisfy any judgment thereon.

          Liability and Indemnification of Board Members. Under the Maryland Code, the Company's Articles and By-Laws, subject to the 1940 Act, a director or officer of the Company is not liable to the Funds or its shareholders for monetary damages except to the extent he or she receives an improper personal benefit or his or her action or failure to act was the result of active and deliberate dishonesty and was material to the cause of action adjudicated. In addition, a director is entitled to indemnification against judgments, penalties, fines, settlements and reasonable expenses unless his or her act or omission was material to the cause of action and was committed in bad faith or was the result of active and deliberate dishonesty or the individual received an improper personal benefit (or, in a criminal case, had reasonable cause to believe that his or her act or omission was unlawful). Indemnification may be made against amounts recovered by settlement of suits brought by or in the right of the Funds except where the individual is adjudged liable to the Funds. The termination of a civil proceeding by judgment, order or settlement does not create a presumption that the requisite standard of conduct was not met.

          A director or officer is entitled to advances for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the fullest extent permissible under the Maryland Code. The director or officer must provide a written affirmation of his good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the director or officer shall provide a security in form and amount acceptable to the Company for his or her undertaking; (b) the Company is insured against losses arising by reason of the advance; or (c) a majority of the disinterested non-party directors, or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the Company at the time the advance is proposed to be made, that there is reason to believe that director or officer will ultimately be found to be entitled to indemnification. Indemnification shall be made only following: (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the director or officer was not liable by reason of disabling conduct or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the director or officer was not liable by reason of disabling conduct by (i) the vote of a majority of a quorum of disinterested non- party directors or (ii) an independent legal counsel in a written opinion. Employees and agents may be indemnified to the same extent as directors and officers and to such further extent as is consistent with law.

          If these provisions of the Maryland Code are amended, the directors and officers will be entitled to limited liability and to indemnification to the fullest extent of Maryland law as amended. No amendment or repeal of the provisions of the Articles relating to limited liability and indemnification will apply to any event, omission or proceeding that precedes the amendment or repeal.

          Under the Declaration of Trust, subject to the 1940 Act, a trustee is entitled to indemnification against all liability and expenses reasonably incurred by such trustee in connection with the defense or disposition of any threatened or actual proceeding by reason of his or her being or having been a trustee, unless such trustee is adjudicated to have acted with bad faith, willful misfeasance, gross negligence or in reckless disregard of his or her duties. A trustee is entitled to advances of expenses in the course of litigation if (i) such trustee undertakes to repay such sums if indemnification ultimately is denied and (ii) any of the following has occurred: (x) the trustee provides acceptable security, (y) each Acquiring Fund is insured against losses arising from the advances, or (z) the disinterested non-party trustees or independent legal counsel determine there is a reason to believe the trustee ultimately will be found to be entitled to indemnification. Officers, employees and agents of the Trust may be indemnified to the same extent as trustees.

          Under the 1940 Act, a director or trustee may not be protected against liability to a fund and its security holders to which he or she would otherwise be subject as a result of his or her willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of reckless disregard of his or her obligations and duties.

          THE FOREGOING IS ONLY A SUMMARY OF CERTAIN DIFFERENCES BETWEEN THE ACQUIRING FUNDS, THE TRUST'S DECLARATION OF TRUST, BY-LAWS AND MASSACHUSETTS LAW, AND THE FUNDS, THE COMPANY'S ARTICLES, BY-LAWS AND MARYLAND LAW. IT IS NOT A COMPLETE DESCRIPTION OF THE DIFFERENCES, BUT ONLY OF MATERIAL DIFFERENCES. SHAREHOLDERS DESIRING COPIES OF THE TRUST'S DECLARATION OF TRUST OR BY-LAWS OR THE COMPANY'S ARTICLES AND BY-LAWS SHOULD WRITE TO THE RELEVANT FUND.

BOARD CONSIDERATIONS

          During discussions held on August 23, 2007, the Board raised various questions, and received responsive information from SM&R, regarding each Reorganization, including possible Reorganization candidates. At the meeting, the Board, including the Independent Directors, were presented with information to assist them in evaluating each Reorganization, such as: (a) the terms and conditions of the Reorganization; (b) the compatibility of the Fund's and corresponding Acquiring Fund's objectives, investment limitations and policies; (c) performance history for the Fund and Acquiring Fund; (d) that SM&R may no longer continue to subsidize the Fund if the Reorganization is not approved; (e) pro forma and/or estimated expense ratios for the Acquiring Fund; (f) any changes in fees to be paid or borne by shareholders of the Fund (directly or indirectly) after the Reorganization; (g) the potential economies of scale to be gained from the Reorganization; (h) any direct or indirect federal income tax consequences to the shareholders of the Fund; (i) the fact that the Acquiring Fund will assume stated liabilities of the Fund; (j) the fact that SM&R, Alger Management or their affiliates will directly or indirectly bear the Reorganization expenses incurred by the Fund and Acquiring Fund; and (k) the quality of management and compliance issues and regulatory developments. The Board, including all of the Independent Directors, considered the above information, as well as other information, before approving each Reorganization Plan.

          The Board, including all of the Independent Directors, determined that each Reorganization is in the best interests of the relevant Fund and its shareholders and that the interests of existing Fund shareholders will not be diluted as a result of the Reorganization.

          The Board, including the Independent Directors, concluded that each Reorganization was in the best interests of shareholders for a number of reasons. The Board reviewed other available options for each Fund, including continuing to operate the Fund but without expense subsidies, seeking a new adviser or sub-adviser of the Fund, reorganizing the Fund with one or more other series of the Company and reorganizing the Fund with other available funds. After reviewing alternatives, the Board, including the Independent Directors, concluded that each proposed Reorganization with the corresponding Acquiring Fund was the best course available to the Fund. In reaching that conclusion, the Board noted that, based on the small size of each Fund and its expected sales growth, the Funds are not expected to reach a size that will provide a reasonable expense ratio without continued subsidies from SM&R. In addition, the Board concluded that the Acquiring Funds were the best alternative, given that the Acquiring Funds are managed by the same portfolio manager for the Funds. The Board also noted that the Funds will not bear any expenses in connection with the Reorganizations. Based upon each Acquiring Fund's lower expense ratio and that SM&R may not continue to subsidize the Funds if the Reorganizations are not approved by shareholders, and the fact that the Funds will not bear any costs associated with the Reorganizations, the Board, including all of the Independent Directors, concluded that the interests of existing shareholders of each Fund would not be diluted as a result of the Reorganizations.

Required Vote and Board's Recommendation

          The Company's Board of Directors, on behalf of the Funds, has approved each Fund's Reorganization Plan and the Reorganization and has determined that (1) participation in the Reorganization is in the best interests of the Fund and its shareholders and (2) the interests of shareholders of the Fund will not be diluted as a result of the Reorganization. Pursuant to the Company's charter documents, an affirmative vote of a majority of a Fund's shares outstanding and entitled to vote is required to approve its Reorganization Plan and the Reorganization.

          THE COMPANY'S BOARD, INCLUDING THE INDEPENDENT DIRECTORS, UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE RELEVANT REORGANIZATION PLAN AND REORGANIZATION.

ADDITIONAL INFORMATION ABOUT THE FUNDS AND ACQUIRING FUNDS

          Information about the Acquiring Funds is incorporated by reference into this combined Prospectus/Proxy Statement from the Acquiring Funds' Prospectus forming a part of the Trust's Registration Statement on Form N-1A (File No. 33-4959). Information about the Funds is incorporated by reference into this combined Prospectus/Proxy Statement from the Funds' Prospectus forming a part of the Company's Registration Statement on Form N-1A (File No. 33-44021).

          The Funds and the Acquiring Funds are each subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the funds may be inspected and copied at the Public Reference Facilities of the Commission at 100 F. Street, N.E., Room 1024, Washington, D.C. 20549. Text-only versions of fund documents can be viewed on-line or downloaded from www.sec.gov, www.smrinvest.com (only the Funds' Prospectus) or www.alger.com. Copies of such material also can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

          Legal Matters. Sullivan & Worcester LLP, One Post Office Square, Boston, Massachusetts, serves as special Massachusetts counsel to the Trust and will render opinions concerning the issuance of shares of the Acquiring Funds.

          Greer, Herz & Adams, LLP, One Moody Plaza, 18th Floor, Galveston, Texas, serves as counsel to the Company and will render opinions concerning the outstanding shares of the Funds.

VOTING MATTERS

          In addition to the use of the mail, proxies may be solicited personally or by telephone, and persons holding Fund shares in their names or in nominee name may be paid for their expenses in sending soliciting materials to their principals. The Funds' officers may assist in the solicitation of proxies, primarily by contacting shareholders by telephone.

          Authorizations to execute proxies may be obtained by telephonically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity. In all cases where a telephonic proxy is solicited, the shareholder will be asked to provide his or her address, social security number (in the case of an individual) or taxpayer identification number (in the case of a non-individual) and the number of shares owned and to confirm that the shareholder has received the Prospectus/Proxy Statement and proxy card in the mail. Within 72 hours of receiving a shareholder's telephonically transmitted voting instructions, a confirmation will be sent to the shareholder to ensure that the vote has been taken in accordance with the shareholder's instructions and to provide a telephone number to call immediately if the shareholder's instructions are not correctly reflected in the confirmation. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a new proxy to the relevant Fund or by attending the Meeting and voting in person.

          If a proxy is executed properly and returned accompanied by instructions to withhold authority to vote, represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or is marked with an abstention (collectively, "abstentions"), the Fund shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will have the effect of a "no" vote for the purpose of obtaining requisite approval for the relevant Fund's proposal.

          With respect to each Fund's proposal, in the event that a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Fund shareholders with respect to the reasons for the solicitation. Any adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote "FOR" the proposal in favor of such adjournment, and will vote those proxies required to be voted "AGAINST" the proposal against any adjournment. A quorum is constituted by the presence in person or by proxy of the holders of one-third of the outstanding Fund shares entitled to vote at the Meeting.

          The cost of solicitation of voting instructions and the tabulation of proxies will be borne directly by SM&R, Alger Management or their affiliates.

          Approval of a Reorganization proposal by the shareholders of the relevant Fund is a condition of the consummation of the Reorganization. The votes of the corresponding Acquiring Fund's shareholders are not being solicited since their approval or consent is not necessary for the Reorganization.

          If a Reorganization is not approved, the Fund will continue as a series of the Company and the Board may consider other alternatives in the best interests of the shareholders of the Fund.

          No Appraisal Rights. The staff of the SEC has taken the position that any rights to appraisal arising under state law are preempted by the provisions of the 1940 Act and Rule 22c-1 thereunder, which generally requires that shares of a registered open-end investment company be valued at their next determined net asset value.

          Security Ownership of Certain Beneficial Owners and Management. As of October 5, 2007, Directors and officers of the Funds, as a group, owned less than 1% of each Fund's outstanding shares. In addition, as of October 5, 2007, Trustees and officers of the Acquiring Funds, as a group, owned less than 1% of each Acquiring Fund's outstanding shares.

          Attached as Appendix D is a list of shareholders, as of the Record Date, known by each Fund and Acquiring Fund to own of record or beneficially 5% or more of the outstanding voting securities of the indicated class of the funds.

FINANCIAL STATEMENTS AND EXPERTS

          The audited financial statements of the Funds for the fiscal year ended August 31, 2007 have been incorporated herein by reference in reliance upon the reports of BKD, LLP, the Funds' independent registered public accounting firm, given on their authority as experts in accounting and auditing.

          SM&R will furnish, without charge, a copy of the Company's most recent annual report on request. Requests should be directed to SM&R at P.O. Box 58969, Houston, Texas 77258-8969, or by calling toll-free 1-800-231-4639.

          The audited financial statements of the Acquiring Funds for the fiscal year ended October 31, 2006 have been incorporated herein by reference in reliance upon the reports of Ernst & Young LLP, the Acquiring Funds' independent registered public accounting firm, given on their authority as experts in accounting and auditing. The unaudited financials of the Acquiring Funds for the semi-annual period ended April 30, 2007 also are incorporated herein by reference.

          Alger Management will furnish, without charge, a copy of the Trust's most recent annual and semi-annual reports on request. Requests should be directed to the Acquiring Funds c/o Boston Financial Data Services, Inc., Attn: The Alger Funds, P.O. Box 8480, Boston, Massachusetts 02266-8480, or by calling toll-free 1-800-992-3863.

          The fiscal year end of the Funds is August 31st and the fiscal year end of the Acquiring Funds is December 31st.

OTHER BUSINESS

          The Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that voting instructions that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the proxies named in the enclosed Voting Instruction Card.

SHAREHOLDER PROPOSALS

          Neither the Trust nor the Company holds annual meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for the next shareholder meeting of the Company subsequent to the Meeting, if any, must submit such proposals a reasonable period of time before the Company begins to print and mail the proxy materials for such meeting.

NOTICE TO BANKS, BROKER/DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES

          Please advise the Funds, c/o SM&R, P.O. Box 58969, Houston, Texas 77258-8969, whether other persons are the beneficial owners of Fund shares for which proxies are being solicited from you, and, if so, the number of copies of the combined Prospectus/Proxy Statement and other soliciting material you wish to receive in order to supply copies to the beneficial owners of Fund shares.

IT IS IMPORTANT THAT PROXIES BE VOTED PROMPTLY. THEREFORE,
SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO
PROMPTLY COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED
POSTAGE-PAID ENVELOPE.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

          THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 23rd day of August, 2007, by and among The Alger Funds, a Massachusetts business trust (the "Trust"), with respect to ___________________, a separate series of the Trust (the "Acquiring Fund"), and SM&R Investments, Inc., a Maryland corporation, (the "Company"), with respect to ________________, a separate series of the Company (the "Acquired Fund"). The principal place of business of the Trust is 111 Fifth Avenue, New York, New York 10003. The principal place of business of the Company is 2450 South Shore Boulevard, Suite 400, League City, Texas 77573. The Trust (on behalf of the Acquiring Fund) and the Company (on behalf of the Acquired Fund) are collectively referred to herein as the "Parties."

          The Parties intend this Agreement to be, and it is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of beneficial interest, par value $0.001 per share, of the Acquiring Fund ("Acquiring Fund Shares"); (ii) the assumption by the Trust, on behalf of the Acquiring Fund, of the Stated Liabilities of the Acquired Fund as defined in paragraph 1.3; and (iii) the distribution, after the Closing Date as defined in paragraph 3.1, of the Acquiring Fund Shares to the Acquired Fund shareholders and the termination, dissolution and complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

          WHEREAS, the Acquiring Fund is a separate series of the Trust, and the Acquired Fund is a separate series of the Company; and the Trust and the Company are open-end, registered management investment companies within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act");

          WHEREAS, the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest; and

          WHEREAS, the Company's Board of Directors (the "Company Board"), including a majority of Directors who are not "interested persons" (as defined in the 1940 Act) of the Company or the Trust, has determined that the Reorganization is in the best interests of the Acquired Fund and the Acquired Fund's shareholders and that the interests of the Acquired Fund's existing shareholders will not be diluted as a result of the Reorganization; and

          WHEREAS, the Trust's Board of Trustees (the "Trust Board"), including a majority of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Company or the Trust, has determined that the Reorganization is in the best interests of the Acquiring Fund and the Acquiring Fund's shareholders and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the Reorganization:

          NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the Parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND
IN EXCHANGE FOR ACQUIRING FUND SHARES
AND THE ASSUMPTION OF ACQUIRED FUND STATED LIABILITIES
AND LIQUIDATION OF THE ACQUIRED FUND

           1.1        THE EXCHANGE. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions contained herein, and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to assign, transfer and convey all of its Assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees to (i) deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's assets net of any liabilities of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) assume the Stated Liabilities of the Acquired Fund described in paragraph 1.3. Such transactions shall take place at the closing (the "Closing") provided for in paragraph 3.1. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Acquired Fund's account on the books of the Acquiring Fund and shall deliver a confirmation thereto to the Acquired Fund.

           1.2        ASSETS TO BE ACQUIRED.

           (a)    The assets of the Acquired Fund to be transferred and acquired by the Acquiring Fund shall consist of all assets and property owned by the Acquired Fund, including, without limitation, all cash, securities, commodities, interests in futures, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest and other receivables), goodwill and other intangible property, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 8.6 and the Acquired Fund's rights under this Agreement (the "Assets").

           (b)    The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets, including portfolio securities, as of the date of such statements. The Acquired Fund hereby represents that, as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

           (c)    The Assets of the Acquired Fund to be transferred to the Acquiring Fund on the Closing Date shall be delivered to State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, the Acquiring Fund's custodian ("State Street"), for the account of the Acquiring Fund, with all securities not in bearer or book entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to State Street for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of State Street for the account of the Acquiring Fund.

           1.3        LIABILITIES TO BE ASSUMED. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible before the Closing Date. The Acquiring Fund shall assume only the liabilities of the Acquired Fund reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared by the Acquired Fund and reviewed and approved by the Acquiring Fund, as of the Closing Date, in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Acquired Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent (the "Stated Liabilities"). The Acquired Fund will, within a reasonable time before the Closing Date, furnish the Acquiring Fund with an unaudited statement of the Acquired Fund's assets and liabilities as of such date.

          For the avoidance of doubt, except for those Stated Liabilities that are either shown on the statement of assets and liabilities reviewed and approved by the Acquiring Fund or as may be set forth on a separate schedule and specifically assumed by the Acquiring Fund, in no event shall the Acquiring Fund be deemed to have assumed any liability, contingent or otherwise, (i) not expressly related to an Asset, (ii) arising under any federal, state or foreign securities, insurance, consumer protection or similar laws or from any action or proceeding or order resulting from the actions of the Company or the Acquired Fund or any of their respective affiliates, or (iii) as may be described in a separate schedule (the foregoing items (i), (ii) and (iii) referred to collectively as the "Excluded Liabilities").

           1.4        TRANSFER OF DIVIDENDS AND DISTRIBUTIONS. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividends and interest received on or after the Closing Date with respect to the Assets transferred to the Acquiring Fund pursuant to the Reorganization. The Acquired Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Acquired Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in the Assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

           1.5        ASSUMPTION OF EXCLUDED LIABILITIES. As soon as conveniently practicable after the distribution of Acquiring Fund Shares pursuant to paragraph 1.7 has been made, the Acquired Fund shall take appropriate action to pay or make provision for payment of any Excluded Liabilities.

           1.6        STATE FILINGS. Prior to the Closing Date, the Company shall make any filings with the State of Maryland that may be required under the laws of the State of Maryland, effective as of the Closing Date.

           1.7        LIQUIDATION AND DISTRIBUTION, DISSOLUTION AND TERMINATION. As soon as is reasonably practicable after the Closing Date: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to the Acquired Fund shareholders of record, determined as of the close of business on the Closing Date, all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon promptly proceed to dissolve and terminate. Such distribution and liquidation will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquired Fund, and representing the respective pro rata number of Acquiring Fund Shares due such Acquired Fund shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

           1.8        OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent, Boston Financial Data Services, Inc. ("BFDS"). Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of the Acquired Fund's shares, to be distributed to the Acquired Fund shareholders.

           1.9        REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the "SEC"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund, or the Company on behalf of the Acquired Fund.

           1.10        BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date, within a reasonable period of time after written request of the Acquiring Fund.

ARTICLE II

VALUATION

           2.1     VALUATION OF ASSETS. The value of the Acquired Fund's Assets to be acquired by the Acquiring Fund hereunder shall be the value of such Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m., Eastern time) on the Closing Date, after the declaration and payment of any dividends on that date, using the valuation procedures set forth in the Declaration of Trust, as amended, or By-laws of the Trust (the "Trust Charter Documents") and the Acquiring Fund's then-current prospectus and statement of additional information (together, the "Acquiring Fund Prospectus") or such other valuation procedures as shall be mutually agreed upon by the Parties.

           2.2        VALUATION OF SHARES. The net asset value per share of an Acquiring Fund Share shall be the net asset value per share computed on the Closing Date (to six decimal places), using the valuation procedures set forth in the Trust Charter Documents and Acquiring Fund Prospectus or such other valuation procedures as shall be mutually agreed upon by the Parties.

           2.3        SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Assets shall be determined by dividing the value of the Assets with respect to shares of the Acquired Fund determined in accordance with paragraph 2.1 by the net asset value of an Acquiring Fund Share determined in accordance with paragraph 2.2.

           2.4        DETERMINATION OF VALUE. All computations of value of Assets, including the prices used in such computations, shall be made by or under the direction of Securities Management & Research, Inc., as investment adviser for the Acquired Fund, using the valuation procedures set forth in the Trust Charter Documents and the Acquiring Fund Prospectus, and shall be subject to review by the Acquiring Fund and Fred Alger Management, Inc. ("Alger Management").

ARTICLE III

CLOSING AND CLOSING DATE

           3.1         CLOSING DATE. The Closing shall occur on December 7, 2007, or such other date as the parties may agree to in writing (the "Closing Date"). Unless otherwise agreed to by the Parties, all acts taking place at the Closing shall be deemed to take place as of immediately after the close of regular trading on the NYSE on the Closing Date. The Closing shall be held at the offices of the Company, 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, or at such other time and/or place as the Parties may agree.

           3.2        CUSTODIAN'S CERTIFICATE. The Acquired Fund shall instruct its custodian, SM&R, to deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's Assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be examined by State Street on behalf of the Acquiring Fund no later than five (5) business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund's securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and State Street. The cash to be transferred by the Acquired Fund shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund.

           3.3        EFFECT OF SUSPENSION IN TRADING. In the event that, on the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored.

           3.4        TRANSFER AGENT'S CERTIFICATE. The Acquired Fund shall instruct its transfer agent, SM&R, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund shareholders as of the Closing Date, and the number and percentage ownership (to three decimal places) of outstanding shares owned by each such Acquired Fund shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or instruct BFDS to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund.

           3.5        DELIVERY OF ADDITIONAL ITEMS. At the Closing, each Party shall deliver to the other Parties such bills of sale, checks, assignments, receipts and other documents, if any, as such other Party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

           4.1        REPRESENTATIONS OF THE ACQUIRED FUND.  The Company, on behalf of the Acquired Fund, represents and warrants to the Trust, on behalf of the Acquiring Fund, as follows:

           (a)    The Company is a corporation that is duly organized, validly existing and in good standing under the laws of the State of Maryland. The Acquired Fund is a duly established and designated series of the Company

           (b)    The Company is registered as an open-end management investment company under the 1940 Act, and the Acquired Fund's shares are registered under the Securities Act of 1933, as amended (the "Securities Act"), and such registrations have not been revoked or rescinded and are in full force and effect.

           (c)    The current prospectus and statement of additional information of the Acquired Fund (collectively, the "Acquired Fund Prospectus") and each prospectus and statement of additional information of the Acquired Fund used since the inception of the Acquired Fund conform or conformed at the time of its use in all material respects to the applicable requirements of the Securities Act and the 1940 Act, and the rules and regulations thereunder, and do not and did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

           (d)    The Acquired Fund is not in violation of, and the execution, delivery and performance of this Agreement by the Company, on behalf of the Acquired Fund, will not result in the violation of, Maryland law or any provision of the Company's Articles of Incorporation or By-Laws, as amended to date (the "Company Charter Documents"), or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Company or the Acquired Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Company on behalf of the Acquired Fund result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Company or the Acquired Fund is a party or by which it is bound.

           (e)    The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged or reflected in the statement of assets and liabilities as provided in paragraph 1.3 hereof.

           (f)    Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

           (g)    The financial statements of the Acquired Fund as of August 31, 2007 and for the fiscal year then ended have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied and have been audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the Acquiring Fund) fairly present in all material respects the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

           (h)    Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For the purposes of this paragraph (h), a decline in the net asset value of the Acquired Fund due to declines in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities or the redemption of Acquired Fund shares by Acquired Fund shareholders shall not constitute a material adverse change.

           (i)    As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to be filed have or shall have been timely filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes shown payable pursuant to such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

           (j)    All issued and outstanding shares of the Acquired Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws and are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares and has no outstanding securities convertible into any of the Acquired Fund shares.

           (k)    At the Closing Date, the Company, on behalf of the Acquired Fund, will have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such Assets, other than such restrictions as might arise under the Securities Act and other than as disclosed to and accepted by the Acquiring Fund.

           (l)    The execution, delivery and performance of this Agreement by the Company, on behalf of the Acquired Fund, and the consummation of the transactions contemplated hereunder have been duly and validly authorized by the Company Board, and the Company Board has approved the Reorganization and has resolved to recommend the Reorganization to the Acquired Fund shareholders and to call a special meeting of the Acquired Fund shareholders for the purpose of approving the Reorganization and this Agreement. Other than the affirmative vote of a majority (as defined in the 1940 Act) of the outstanding Acquired Fund shares eligible to be cast, no other corporate action on the part of the Company, the Acquired Fund, or the Acquired Fund shareholders is necessary to authorize the execution, delivery and performance of this Agreement by the Company, on behalf of the Acquired Fund, or the consummation of the Reorganization. This Agreement has been duly and validly executed and delivered by the Company, on behalf of the Acquired Fund, and is a legal, valid and binding agreement and obligation of the Company, as it relates to the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other similar laws relating to or affecting creditors' rights and to general equity principles.

           (m)    The information to be furnished by the Company on behalf of the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

           (n)    From the effective date of the Registration Statement (as defined in paragraph 5.7) through the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by the Company with respect to the Acquired Fund for use in the Proxy Materials (as defined in paragraph 5.7) or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

           (o)    The Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under Subchapter M of the Code (a "RIC") as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

           (p)    Immediately before the Reorganization, not more than 25% of the value of the total assets of the Acquired Fund will be invested in the stock or securities of any one issuer, and not more than 50% of the value of the Acquired Fund will be invested in the stock or securities of five or fewer issuers.

           (q)    The Company has adopted and implemented compliance policies and procedures to comply with all money laundering and currency transaction reporting laws, regulations, requirements and guidance applicable to the Acquired Fund, including those relating to identification and verification of Acquired Fund shareholders; monitoring for Specifically Designated Nationals and Blocked Persons named on the U.S. Treasury Department's Office of Foreign Assets Control list or other similar governmental lists; suspicious activity reporting; and related recordkeeping requirements.

           (r)    No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Company, on behalf of the Acquired Fund, of the transactions contemplated herein, except such as may be required under the Securities Act, the Securities Exchange Act of 1934, as amended (the "Exchange Act"), the 1940 Act or state securities law, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the Acquired Fund shareholders as described in paragraph 5.2.

           4.2         REPRESENTATIONS OF THE ACQUIRING FUND.   The Trust, on behalf of the Acquiring Fund, represents and warrants to the Company, on behalf of the Acquired Fund, as follows:

           (a)    The Trust is a voluntary association with transferable shares of the type commonly referred to as a Massachusetts business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Acquiring Fund is a duly established and designated series of the Trust.

           (b)    The Trust is registered as an open-end management investment company under the 1940 Act, and the Acquiring Fund's shares are registered under the Securities Act, and such registrations have not been revoked or rescinded and are in full force and effect.

           (c)    The Acquiring Fund Prospectus conforms in all material respects to the applicable requirements of the Securities Act and the 1940 Act, and the rules and regulations thereunder, and does not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

           (d)    The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by the Trust on behalf of the Acquiring Fund will not result in the violation of, Massachusetts law or any provision of the Trust Charter Documents or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Trust on behalf of the Acquiring Fund result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Acquiring Fund is a party or by which it is bound.

           (e)    Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

           (f)    The financial statements of the Acquiring Fund as of October 31, 2006 and for the fiscal year then ended have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied and have been audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the Acquired Fund) fairly present in all material respects the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

           (g)    Since the date of the financial statements referred to in paragraph (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquired Fund. For the purposes of this paragraph (g), a decline in the net asset value of the Acquiring Fund due to declines in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change.

           (h)    As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed have or shall have been timely filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes shown payable pursuant to such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

           (i)    All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

           (j)    The execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquiring Fund, have been duly authorized by all necessary action on the part of the Trust Board, and this Agreement constitutes a valid and binding obligation of the Trust on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights and to general equity principles.

           (k)    Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the accounts of the Acquired Fund shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and duly registered under the federal securities laws and applicable state securities laws. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares and will be fully paid and nonassessable.

           (l)    The information to be furnished by the Trust on behalf of the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

           (m)    From the effective date of the Registration Statement (as defined in paragraph 5.7) through the time of the meeting of the Acquired Fund shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

           (n)    The Acquiring Fund has elected to qualify and has qualified as a "regulated investment company" under Subchapter M of the Code (a "RIC") as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

           (o)    Immediately before the Reorganization, not more than 25% of the value of the total assets of the Acquiring Fund will be invested in the stock or securities of any one issuer, and not more than 50% of the value of the Acquiring Fund will be invested in the stock or securities of five or fewer issuers.

           (p)    No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust, on behalf of the Acquiring Fund, of the transactions contemplated herein, except such as may be required under the Securities Act, the Exchange Act, the 1940 Act or state securities law.

           (q)    The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the Securities Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

           5.1         OPERATION IN ORDINARY COURSE.  Subject to paragraph 8.6, each of the Acquiring Fund and Acquired Fund will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and distributions, and shareholder purchases and redemptions. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

           5.2         APPROVAL OF ACQUIRED FUND SHAREHOLDERS.   The Company will call a special meeting of Acquired Fund shareholders to consider and act upon this Agreement (or transactions contemplated hereby) and to take all other action necessary to obtain approval of the transactions contemplated herein, and the Company Board will recommend a favorable vote thereon. Such meeting shall be scheduled for no later than November 26, 2007 (or such other date as the parties may agree to in writing). The Company, on behalf of the Acquired Fund, will solicit voting instructions from Acquired Fund shareholders and, in accordance with such instructions, vote on the matters to be acted upon at such meeting. In the event that insufficient instructions are received by SM&R or an affiliate to approve this Agreement and the Reorganization, the meeting may be adjourned in order to permit further solicitation of voting instructions.

           5.3         INVESTMENT REPRESENTATION.   The Company and the Acquired Fund covenant that the Acquired Fund is not acquiring the Acquiring Fund Shares to be issued pursuant to this Agreement for the purpose of making any distribution thereof, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

           5.4         ACCESS TO BOOKS AND RECORDS.   Upon reasonable notice, the Trust's officers and agents shall have reasonable access to the Acquired Fund's books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

           5.5         FURTHER ACTION.   Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, each of the Company and the Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

           5.6         STATEMENT OF EARNINGS AND PROFITS.   As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Treasurer or Assistant Treasurer of the Company.

           5.7         PREPARATION OF REGISTRATION STATEMENT AND PROXY STATEMENT.   The Trust will prepare and file with the SEC a registration statement on Form N-14 (the "Registration Statement") relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund. The Registration Statement shall include a proxy statement of the Acquired Fund and a prospectus of the Acquiring Fund relating to the transactions contemplated by this Agreement. The Registration Statement shall be in compliance with the Securities Act, the Exchange Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement of the Acquired Fund contained in the Registration Statement (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Acquired Fund shareholders to consider the approval of this Agreement and the transactions contemplated herein.

           5.8         BEST EFFORTS.   Each of the Trust, the Acquiring Fund, the Company and the Acquired Fund shall use its reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

           5.9        TAX FREE REORGANIZATION.   From and after the date of this Agreement, each Party shall use commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent the Reorganization from qualifying as a reorganization under the provisions of Section 368(a) of the Code.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

          The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

           6.1         All representations, covenants and warranties of the Trust, on behalf of itself and the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

           6.2         The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties made in this Agreement by or on behalf of the Acquiring Fund are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Acquired Fund shall reasonably request.

           6.3         The Acquiring Fund or Trust, as the case may be, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund or Trust, as the case may be, on or before the Closing Date.

           6.4         The Acquired Fund shall have received on the Closing Date a favorable opinion from Sullivan & Worcester LLP, special Massachusetts counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points:

           (a)    The Trust is a duly organized and validly existing business trust under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry on its business as a registered investment company, and the Acquiring Fund is a duly authorized class of Common Stock under the Trust Charter Documents;

           (b)    To such counsel's knowledge, and without any independent investigation, the Trust is registered as an open-end management investment company under the 1940 Act and the Trust's registration with the SEC as an investment company under the 1940 Act is in full force and effect;

           (c)    This Agreement has been duly authorized, executed and delivered by the Trust on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Company on behalf of the Acquired Fund, is a valid and binding obligation of the Trust on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other similar laws relating to or affecting creditors' rights generally and to general equity principles;

           (d)    Assuming that the Acquiring Fund Shares are issued in accordance with the terms of this Agreement, Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for distribution to the Acquired Fund shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be validly issued and outstanding and fully paid and nonassessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares under the Trust Charter Documents, or to such counsel's knowledge otherwise;

           (e)    The Registration Statement has been declared effective by the SEC, and to such counsel's knowledge, no stop order under the Securities Act pertaining thereto has been issued, and to the knowledge of such counsel, and without any independent investigation, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of the Commonwealth of Massachusetts for the issuance of Acquiring Fund Shares in exchange for the Acquired Fund's Assets pursuant to this Agreement have been obtained or made;

           (f)    The execution and delivery of this Agreement do not, and the consummation of the transactions contemplated herein will not, result in a violation of the Trust Charter Documents; and

           (g)    To such counsel's knowledge, and without any independent investigation, the Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquiring Fund.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

          The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

           7.1         All representations, covenants and warranties of the Company, on behalf of itself and the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

           7.2         The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund's name by the Company's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties made in this Agreement by or on behalf of the Acquired Fund are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Acquiring Fund shall reasonably request.

           7.3         The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Company.

           7.4         The Acquired Fund or the Company, as the case may be, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund or the Company, as the case may be, on or before the Closing Date.

           7.5         The Acquiring Fund shall have received on the Closing Date a favorable opinion of Greer, Herz & Adams, LLP, counsel to the Acquired Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund, covering the following points:

           (a)    The Company is a duly organized and validly existing corporation under the laws of the State of Maryland and has the corporate power to own all of its properties and assets and to carry on its business as a registered investment company, and the Acquired Fund is a duly established series of the Company;

           (b)    To such counsel's knowledge, and without any independent investigation, the Company is registered as an open-end management investment company under the 1940 Act and such registration with the SEC as an investment company under the 1940 Act is in full force and effect;

           (c)    This Agreement has been duly authorized, executed and delivered by the Company on behalf of the Acquired Fund and, assuming due authorization, execution and delivery of this Agreement by the Trust on behalf of the Acquiring Fund and subject to approval by the Acquired Fund shareholders, is a valid and binding obligation of the Company on behalf of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other similar laws relating to or affecting creditors' rights generally and to general equity principles;

           (d)    To the knowledge of such counsel, and without any independent investigation, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the federal laws of the United States or the laws of the State of Maryland for the exchange of the Acquired Fund's Assets for Acquiring Fund Shares pursuant to this Agreement have been obtained or made;

           (e)    The execution and delivery of this Agreement do not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Company Charter Documents (assuming shareholder approval has been obtained); and

           (f)    To such counsel's knowledge, and without any independent investigation, the Company is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquired Fund.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING
FUND AND ACQUIRED FUND

          If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the Acquiring Fund or the Acquired Fund, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

           8.1         This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Company Charter Documents, applicable Maryland law and the 1940 Act. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

           8.2         On the Closing Date, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be, to either party's knowledge, threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

           8.3         All required consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities, including any necessary "no-action" positions and exemptive orders from such federal authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

           8.4         The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

           8.5         The Registration Statement shall have become effective under the Securities Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act.

           8.6         The Acquired Fund shall have declared and paid a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund's investment company taxable income (as defined in Code Section 852) for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

           8.7         As of the Closing Date, there shall be (a) no pending or threatened litigation brought by any person against the Company, the Acquired Fund, the Trust or the Acquiring Fund or any of the investment advisers, trustees, directors or officers of the foregoing, arising out of this Agreement, and (b) no facts known to SM&R, the Acquired Fund, the Trust or the Acquiring Fund, which any of such persons reasonably believes might result in such litigation.

           8.8         The Company and the Trust shall have received an opinion from Stroock & Stroock & Lavan LLP addressed to each of the Company, on behalf of the Acquired Fund, and the Trust, on behalf of the Acquiring Fund, substantially to the effect that, based on certain facts, qualifications, assumptions and representations, and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

           (a)    the transfer of all of the Acquired Fund's Assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities of the Acquired Fund followed by the distribution by the Acquired Fund of Acquiring Fund Shares to the Acquired Fund shareholders in complete liquidation of the Acquired Fund will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

           (b)    no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the Assets of the Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities of the Acquired Fund;

           (c)    no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's Assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund shareholders in exchange for such shareholders' shares of the Acquired Fund in liquidation of the Acquired Fund pursuant to the Reorganization;

           (d)    no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of their Acquired Fund shares solely for Acquiring Fund Shares in the Reorganization;

           (e)           the aggregate tax basis of Acquiring Fund Shares received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization. The holding period of the Acquiring Fund Shares to be received by each Acquired Fund shareholder pursuant to the Reorganization will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided such Acquired Fund shares were held as capital assets at the time of the Reorganization; and

           (f)    the tax basis of the Acquired Fund's Assets acquired by the Acquiring Fund pursuant to the Reorganization will be the same as the tax basis of such assets to the Acquired Fund immediately before the Reorganization. The holding period of the Assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those Assets were held by the Acquired Fund.

          In rendering such opinion, Stroock & Stroock & Lavan LLP may rely upon such certificates as it shall reasonably request of the Trust on behalf of the Acquiring Fund, the Company on behalf of the Acquired Fund, and each Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.

ARTICLE IX

EXPENSES

           9.1         Neither the Acquired Fund or the Acquiring Fund will pay any expenses associated with their participation in the Reorganization. Alger Management has separately entered into an agreement with SM&R to set forth how the Reorganization expenses will be allocated. Pursuant to such agreement. Alger Management and SM&R or their affiliates have agreed that all fees, costs and expenses associated with the Reorganization will be shared between them on an equal basis including those attorneys' fees, costs and expenses relating to the preparation of proxy materials, regulatory filings and related tax opinions, the printing and distribution of prospectus materials, the preparation for and conduct of shareholder meetings and other similar shareholder communications to the Acquired Fund shareholders.

           9.2         The Trust, on behalf of the Acquiring Fund, and the Company, on behalf of the Acquired Fund, represent and warrant that they have no obligations to pay any brokers' or finders' fees in connection with the transactions provided for herein.

ARTICLE X

INDEMNIFICATION

           10.1         The Trust agrees to indemnify and hold harmless, the Acquired Fund, the Company, and their respective board members and officers, and their affiliates from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based upon:

           (a)        any breach by the Trust or the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement; or

           (b)        any misrepresentation in or omission from any certificate or other document furnished or to be furnished by the Trust or an officer of the Trust hereunder; or

           (c)        the negligence, willful misconduct, bad faith or reckless disregard for its obligations or the obligations of the Trust or Acquiring Fund under this Agreement, applicable law or otherwise.

           10.2         The Company agrees to indemnify and hold harmless the Trust and its directors and officers, the Acquiring Fund, and their affiliates from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based upon:

           (a)        any breach by the Company or the Acquired Fund of any of their representations, warranties, covenants or agreements set forth in this Agreement;

           (b)        any misrepresentation in or omission from any certificate or other document furnished or to be furnished by the Company or an officer of the Company hereunder; or

           (c)        any Excluded Liability of the Acquired Fund (described in paragraphs 1.3 and 1.5 hereof) or the negligence, willful misconduct, bad faith or reckless disregard for its obligations or the obligations of the Company or the Acquired Fund under this Agreement, applicable law or otherwise.

ARTICLE XI

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

           11.1        The Trust, on behalf of the Acquiring Fund, and the Company, on behalf of the Acquired Fund, agree that no party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the Parties.

           11.2        Except as specified in the next sentence set forth in this paragraph 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, the indemnification obligations of Article X and the obligations of the Acquiring Fund and the Acquired Fund in paragraph 5.5 shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XII

TERMINATION

           12.1       This Agreement may be terminated and the transactions contemplated hereby may be abandoned by (i) the mutual agreement of the Trust and the Company or (ii) if the Closing has not occurred as of December 31, 2007, unless such date is extended by mutual agreement of the parties. In addition, either the Trust or the Company may at their option terminate this Agreement at or before the Closing Date due to:

           (a)        a material breach or intentional misrepresentation by the other Party of any obligation, representation, warranty or agreement contained herein or in connection herewith, to be performed at or before the Closing Date, if not cured within 30 days; or

           (b)        a condition herein expressed to be precedent to the obligations of the terminating Party that has not been met if it reasonably appears that it will not or cannot be met.

           12.2         In the event of any such termination, this Agreement shall become void and in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Acquired Fund, the Trust or the Company, or their respective board members or officers, to the other Party or its board members or officers, as applicable. In the event of willful default, all remedies at law or in equity of the Party adversely affected shall survive.

           12.3         The termination of this Agreement shall be effectuated by the delivery by the terminating Party to the other Party of a written notice of such termination.

ARTICLE XIII

AMENDMENTS

           13.1         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust and the Company; provided, however, that following the meeting of the Acquired Fund shareholders called by the Acquired Fund pursuant to this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such Acquired Fund shareholders without their further approval.

ARTICLE XIV

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

           14.1         The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

           14.2         This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

           14.3         This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Company and the Trust shall be governed and construed in accordance with the internal laws of the State of Maryland and the Commonwealth of Massachusetts, respectively, without giving effect to principles of conflict of laws.

           14.4         This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

           14.5         It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the directors, shareholders, nominees, officers, agents or employees of the Company personally, but shall bind only the trust property of the Acquired Fund, as provided in the Company Charter Documents. Moreover, no series of the Company other than the Acquired Fund shall be responsible for the obligations of the Company hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Fund hereunder. The execution and delivery of this Agreement have been authorized by the Company Board on behalf of the Acquired Fund and signed by authorized officers of the Company, acting as such. Neither the authorization by such directors nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquired Fund as provided in the Company Charter Documents.

           14.6        It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Trust Charter Documents. Moreover, no series of the Trust other than the AcquiringFund shall be responsible for the obligations of the Trust hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. The execution and delivery of this Agreement have been authorized by the Trust Board on behalf of the Acquiring Fund and signed by authorized officers of the Trust, acting as such. Neither the authorization by such trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund as provided in the Trust Charter Documents.

ARTICLE XV

NOTICES

           15.1         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable party:

If to the Company:

SM&R Investments, Inc.
2450 South Shore Boulevard, Suite 400, League City, Texas 77573
Attention: Teresa Axelson

with a copy to:

Jerry L. Adams, Esq.
Greer, Herz & Adams, LLP
One Moody Plaza, 18th Floor
Galveston, Texas 77550

If to the Trust:

The Alger Funds
111 Fifth Avenue, New York, New York 10003
Attention: Hal Liebes, Esq.

with a copy to:

Gary L. Granik, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane, New York, New York 10038-4982

          or to any other address that the Trust or the Company shall have last designated by notice to the other Party.

          IN WITNESS WHEREOF, the Parties have duly executed this Agreement as of the date first written above.

THE ALGER FUNDS, on behalf of ________________ By: _____________________________ Name: Title:

Attest: By: ____________________________ Name: Title:

SM&R INVESTMENTS, INC., on behalf of ______________ By: _____________________________ Name: Title:

Attest: By: ____________________________ Name: Title:

APPENDIX B

BOARD OF TRUSTEES OF THE TRUST

           Board members of the Trust together with information as to their positions with the Trust, principal occupations, other board memberships and affiliations, and the number of other portfolios in the Alger Fund Complex which are overseen by each Trustee are shown below.

Name (Age) Position with the Trust (Since)(1)	Principal Occupations	Number of Portfolios in the Alger Fund Complex(2) which are Overseen by Trustee

Interested Trustee(3)

Hilary M. Alger, CFA (45) Trustee (2003)	Director of Development, Pennsylvania Ballet since 2004; Associate Director of Development, College of Arts and Sciences and Graduate School, University of Virginia 1999-2003.	27

Non-Interested Trustees

Charles F. Baird, Jr. (54) Trustee (2000)	Managing Partner of North Castle Partners, a private equity securities group; Chairman of Leiner Health Products, Enzymatic Therapy and Caleel & Hayden (skincare business); former Chairman of Elizabeth Arden Day Spas, Naked Juice, Equinox (fitness company) and EAS (manufacturer of nutritional products). Formerly Managing Director of AEA Investors, Inc.	27

Roger P. Cheever (62) Trustee (2000)	Senior Associate Dean of Development in the Faculty of Arts and Sciences at Harvard University. Formerly Deputy Director of the Harvard College Fund.	27

Lester L. Colbert, Jr. (73) Trustee (2000)	Private investor since 1988; Chairman of the Board, President and Chief Executive Officer of Xidex Corporation (manufacturer of computer information media).	27

Stephen E. O'Neil (74) Trustee (1986)	Attorney; Private investor since 1981. Formerly of Counsel to the law firm of Kohler & Barnes.	27

David Rosenberg (44) Trustee (2007)	Associate Professor of Law since January 2006 (Assistant Professor 2000-2005), Zicklin School of Business, Baruch College, City University of New York.	27

Nathan E. Saint-Amand M.D. (69) Trustee (1986)	Medical doctor in private practice; Member of the Board of the Manhattan Institute (non-profit policy research) since 1988. Formerly Co-Chairman, Special Projects Committee, Memorial Sloan Kettering.	27

____________________________________________________
1.	The address of each Trustee is c/o Fred Alger Management, Inc., 111 Fifth Avenue, New York, New York 10003.
2.	"Alger Fund Complex" refers to the Trust and the five other registered investment companies managed by Alger Management. Each Trustee serves until an event of termination, such as death or resignation, or until his or her successor is duly elected. Each of the Trustees serves on the Boards of Trustees/Directors of the other five registered investment companies in the Alger Fund Complex.
3.	Ms. Alger is an "interested person"(as defined in the 1940 Act) of the Trust by virtue of her ownership control of Alger Associates, Inc., which indirectly controls Alger Management and its affiliates.

APPENDIX C

LEGAL PROCEEDINGS

          On October 11, 2006, Fred Alger Management, Inc. (the "Manager"), Fred Alger & Company, Incorporated (the "Distributor") and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007, the Securities and Exchange Commission (the "SEC"), approved a settlement with the Manager and the Distributor. As part of the settlements with the NYAG and the SEC, without admitting or denying liability, the firms consented to the payment of $30 million to reimburse fund shareholders; a fine of $10 million; and certain other remedial measures including a reduction in management fees of $1 million per year for five years. The entire $40 million and fee reduction will be available for the benefit of investors. The Manager has advised the investment companies advised by the Manager (the "Funds") that the settlement payment is not expected to adversely affect the operations of the Manager, the Distributor or their affiliates, or adversely affect their ability to continue to provide services to the Funds.

           On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

           In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain Funds, and certain current and former Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. In September 2004, consolidated amended complaints involving these cases — a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint") — were filed in the Maryland federal district court under the caption number 1:04-MD-15863 (JFM). In April 2005, a civil lawsuit involving similar allegations was filed by the West Virginia Attorney General and also transferred to the Maryland District Court, but such lawsuit has since been withdrawn.

           The Derivative Complaint alleged (i) violations, by the Manager and, depending on the specific offense alleged, by the Distributor and/or the Fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the Investment Company Act of 1940, as amended (the "1940 Act") and of Sections 206 and 215 of the Investment Advisers Act of 1940, as amended, breach of fiduciary duty, and breach of contract, (ii) various offenses by other third-party defendants, and (iii) unjust enrichment by all the named defendants. The Class Action Complaint alleged, in addition to the offenses listed above, (i) violations, by the Manager, the Distributor, their affiliates, the Funds named as defendants, and the current and former Fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, as amended, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), and Section 34(b) of the 1940 Act, (ii) breach of contract by the Funds named as defendants, and (iii) unjust enrichment of the defendants.

           Motions to dismiss the Class Action Complaint and the Derivative Complaint were subsequently filed. On November 3, 2005, the district court issued letter rulings dismissing both complaints in their entirety with respect to the Funds and dismissing all claims against the other Alger defendants, other than the claims under the 1934 Act and Section 36(b) of the 1940 Act (as to which the court deferred ruling with respect to the Fund trustees), with leave to the class action plaintiffs to file amended complaints against those defendants with respect to claims under state law. Orders implementing the letter rulings were entered. On March 31, 2006, attorneys for the class action plaintiffs informed the district court that they had decided not to file amended complaints with respect to the plaintiffs' state law claims. Answers to the Class Action Complaint were filed by the Alger defendants on April 24, 2006.

          In subsequent orders, all remaining claims in the Class Action Complaint and the Derivative Complaint have been dismissed, other than claims under the 1934 Act against the Manager, the Distributor, Alger Associates, Inc. and Alger Shareholder Services, Inc., and certain present and former members of the senior management of the Manager and/or the Distributor, and claims under Section 36(b) of the 1940 Act against the Manager, the Distributor, Alger Associates, Inc. and Alger Shareholder Services, Inc.

APPENDIX D

SHAREHOLDER INFORMATION

SM&R Alger Aggressive Growth Fund (Fund) into Alger Capital Appreciation Fund (Acquiring Fund)

SM&R Alger Aggressive Growth Fund

                                                   Percentage of
      Name and Address                          Outstanding Shares
      ----------------                          ------------------
                                               Before           After
                                            Reorganization   Reorganization
                                            --------------   --------------
      Class A Shares
      --------------
      Fred Alger Management, Inc.
      Tracey Nunn
      Harborside Financial Center
      600 Plaza One
      Jersey City, NJ 07311                     10.82%          0.09%

      CIS CUST SEP-IRA for
      James P. Lyons
      29776 Bayhead Rd.
      Dade City, FL 33252                        5.03%          0.04%

      Class B Shares
      --------------
      CIS CUST Simple IRA for
      Haorun Yu
      P.O. Box 310634
      New Braunfels, TX 78131-0634              24.28%          0.10%

      CIS CUST Rollover IRA for
      Gallen W. Stokes
      3419 Southview Dr.
      Ft. Smith, AR 72903                        9.35%          0.04%

Alger Capital Appreciation Fund

                                                   Percentage of
      Name and Address                          Outstanding Shares
      ----------------                          ------------------
                                               Before           After
                                            Reorganization   Reorganization
                                            --------------   --------------
      Class A Shares
      --------------
      MLPF&S for the Sole Benefit of
      its Customers
      ATTN: Fund Administration
      Deer Lake Dr. E. 2nd Fl.
      Jacksonville, FL 32246-6484               11.08%         10.94%

      Charles Schwab & Co., Inc.
      ATTN: Mutual Fund Ops
      101 Montgomery Street
      San Francisco, CA 94104-4151               5.08%         5.02%

SM&R Alger Growth Fund (Fund) into Alger LargeCap Growth Fund (Acquiring Fund)

SM&R Alger Growth Fund

                                                   Percentage of
      Name and Address                          Outstanding Shares
      ----------------                          ------------------
                                               Before           After
                                            Reorganization   Reorganization
                                            --------------   --------------
      Class A Shares
      --------------
      Fred Alger Management, Inc.
      Tracey Nunn
      Harborside Financial Center
      600 Plaza One
      Jersey City, NJ 07311                     11.77%          0.16%

      CIS CUST SEP IRA for
      Tom S. Blanks
      8256 Persimmon Ln.
      Long Beach, MS 39560                       7.92%          0.11%
      Class B Shares

      CIS CUST Rollover IRA for
      Cathy J. Tatton
      394 Partridge Run Rd.
      Gibsonia, PA 15044                         8.90%          0.06%

      CIS CUST SEP IRA for
      Timothy B. Holland
      2627 Poplar View Bend
      Elgin, IL 60120                            6.22%          0.04%

      CIS CUST Rollover IRA for
      Gallen W. Stokes
      3419 Southview Dr.
      Ft. Smith, AR 72903                        5.21%          0.04%

Alger LargeCap Growth Fund

                                                   Percentage of
      Name and Address                          Outstanding Shares
      ----------------                          ------------------
                                               Before           After
                                            Reorganization   Reorganization
                                            --------------   --------------
      Class A Shares
      --------------
      MLPF&S for the Sole Benefit
      of its Customers
      ATTN: Fund Administration
      Deer Lake Dr. E. 2nd Fl.
      Jacksonville, FL 32246-6484                8.80%          8.67%

      State Street Bank & Trust TTEE
      Pella Corporation Employee PSP
      801 Pennsylvania Ave.
      Kansas City, MO 64105-1307                 8.12%          8.01%

SM&R Alger Small-Cap Fund (Fund) into Alger SmallCap Growth Fund (Acquiring Fund)

SM&R Alger Small-Cap Fund

                                                   Percentage of
      Name and Address                          Outstanding Shares
      ----------------                          ------------------
                                               Before           After
                                            Reorganization   Reorganization
                                            --------------   --------------
      Class A Shares
      --------------
      Fred Alger Management, Inc.
      Tracey Nunn
      Harborside Financial Center
      600 Plaza One
      Jersey City, NJ 07311                      8.18%          0.04%

      Class B Shares
      --------------
      CIS CUST Rollover IRA for
      Ethel S. Santoyo
      5943 Picker St.
      Riverside, CA 92503                        8.02%          0.01%

      CIS CUST Rollover IRA for
      James F. Schwarz
      P.O. Box 100
      Atascosa, TX 78002-0100                    7.29%          0.01%

      CIS CUST Rollover IRA for
      Guadalupe M. Lorano
      24429 Fir Lane
      Moreno Valley, CA 92553                    6.15%          0.01%

Alger SmallCap Growth Fund

                                                   Percentage of
      Name and Address                          Outstanding Shares
      ----------------                          ------------------
                                               Before           After
                                            Reorganization   Reorganization
                                            --------------   --------------
      Class A Shares
      --------------
      MLPF&S for the Sole Benefit
      of its Customers
      ATTN: Fund Administration
      4800 Deer Lake Dr. E. 2nd Fl.
      Jacksonville, FL 32246-6484               10.49%         10.40%

      Charles Schwab & Co., Inc.
      ATTN: Mutual Fund Ops
      101 Montgomery Street
      San Francisco, CA 94104-4151               5.40%          5.35%

SM&R Investments, Inc.

SM&R Alger Aggressive Growth Fund
SM&R Alger Growth Fund
SM&R Alger Small-Cap Fund

The undersigned holder of shares of the above-referenced funds (each, a "Fund"), as applicable, each a series of SM&R Investments, Inc., a Maryland corporation (the "Company"), hereby appoints Teresa Axelson and Michele Lord, and each of them, the attorneys and proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of common stock of the Fund standing in the name of the undersigned at the close of business on October 5, 2007, at a joint Special Meeting of Shareholders to be held at the offices of SM&R Investments, Inc., 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, on Monday, November 26, 2007 at 9:00 a.m. Central time, and at any and all adjournments thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Prospectus/Proxy Statement for the meeting.

           Please mark boxes in blue or black ink.

1.	To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund, in exchange for the corresponding Acquiring Fund's Class A shares, listed opposite its name in the following chart, having an aggregate net asset value equal to the value of the Fund's assets and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization").

Fund	Acquiring Fund
SM&R Alger Aggressive Growth Fund	Alger Capital Appreciation Fund
SM&R Alger Growth Fund	Alger LargeCap Growth Fund
SM&R Alger Small-Cap Fund	Alger SmallCap Growth Fund

Class A shares of the Acquiring Fund received by the Fund in the Reorganization will be distributed by the Fund to its Class A and Class B shareholders in liquidation of the Fund, after which the Fund will cease operations.

FOR |_|	AGAINST |_|	ABSTAIN |_|

2.	To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

THIS PROXY IS SOLICITED BY THE COMPANY'S BOARD OF DIRECTORS AND WILL BE VOTED FOR THE ABOVE PROPOSAL UNLESS OTHERWISE INDICATED.

Signature(s) should be exactly as name or names appearing on this proxy. If shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please give full title. By signing this proxy card, receipt of the accompanying Notice of Joint Special Meeting of Shareholders and combined Prospectus/Proxy Statement is acknowledged.

Dated: _____________________ __________________________ Signature(s) __________________________ Signature(s)

Sign, Date and Return the Proxy Card
Promptly Using the Enclosed Envelope

STATEMENT OF ADDITIONAL INFORMATION

October 29, 2007

Acquisition of the Assets of

SM&R ALGER AGGRESSIVE GROWTH FUND
SM&R ALGER GROWTH FUND
SM&R ALGER SMALL-CAP FUND
(each, a series of SM&R Investments, Inc.)

2450 South Shore Boulevard, Suite 400
League City, Texas 77573

(281) 334-2469

By and in Exchange for Shares of

ALGER CAPITAL APPRECIATION FUND
ALGER LARGECAP GROWTH FUND
ALGER SMALLCAP GROWTH FUND
(each, a series of The Alger Funds)

111 Fifth Avenue
New York, New York 10003

212-806-8800

          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the combined Prospectus/Proxy Statement dated October 29, 2007 relating specifically to the proposed transfer of all of the assets and liabilities of SM&R Alger Aggressive Growth Fund, SM&R Alger Growth Fund and SM&R Alger Small-Cap Fund (each, an "Fund"), each a series of SM&R Investments, Inc. (the "Company"), in exchange for Class A shares of the corresponding funds set forth in the chart below (each, an "Acquiring Fund"), each a series of The Alger Funds (the "Trust"):

Fund	Acquiring Fund
SM&R Alger Aggressive Growth Fund	Alger Capital Appreciation Fund
SM&R Alger Growth Fund	Alger LargeCap Growth Fund
SM&R Alger Small-Cap Fund	Alger SmallCap Growth Fund

          The transfer is to occur pursuant to a Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto:

1.	The Company's Statement of Additional Information dated December 31, 2006.

2.	The Trust's Statement of Additional Information dated March 1, 2007.

3.	The financial statements of each Acquiring Fund as included in the Trust's Annual Report for the fiscal year ended October 31, 2006.

4.	The financial statements of each Acquiring Fund as included in the Acquiring Trust's Semi-Annual Report for the fiscal period ended April 30, 2007.

5.	The financial statements of each Fund as included in the Company's Annual Report for the fiscal year ended August 31, 2007.

          The Prospectus/Proxy Statement dated October 29, 2007, is available upon request and without charge by writing to Securities Management and Research, Inc., P.O. Box 58969, Houston, Texas 77258-8969, or by calling toll-free 1-800-231-4639.

DOCUMENTS INCORPORATED BY REFERENCE

          The Trust's Statement of Additional Information dated March 1, 2007, is incorporated herein by reference to the Trust's Post-Effective Amendment No. 37 to its Registration Statement on Form N-1A, filed on February 26, 2007 (File No. 33-4959).

          The Company's Statement of Additional Information dated December 31, 2006, is incorporated herein by reference to the Company's Post-Effective Amendment No. 27 to its Registration Statement on Form N-1A, filed on December 29, 2006 (File No. 33-44021). The financial statements of the SM&R Fund are incorporated herein by reference to its Annual Report for the fiscal year ended August 31, 2007, filed October 30, 2007.